        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 1998


                                                               FILE NO. 33-45671

                                                               FILE NO. 811-6557

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A



                        REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933           / /
                           POST-EFFECTIVE AMENDMENT NO. 24       /X/
                                         AND





                          REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940       / /
                                   AMENDMENT NO. 26                   /X/





                                  STI CLASSIC FUNDS
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   2 OLIVER STREET
                             BOSTON, MASSACHUSETTS 02109
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

           REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                      MARK NAGLE
                             C/O SEI INVESTMENTS COMPANY
                               ONE FREEDOM VALLEY ROAD
                               OAKS, PENNSYLVANIA 19456
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      Copies to:

RICHARD W. GRANT, ESQ.                            JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                       MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                             1800 M STREET, N.W.
PHILADELPHIA, PA 19103                            WASHINGTON, D.C.  20036

Title of Securities Being Registered...............Units of Beneficial Interest



It is proposed that this filing will become effective (check appropriate box)

     ____      Immediately upon filing pursuant to paragraph (b), or
     ____      On [date] pursuant to paragraph (b), or

     __X_      60 days after filing pursuant to paragraph (a) or
     ____      75 days after filing pursuant to paragraph (a) or
     ____      On September 28, 1998 pursuant to paragraph (a) of Rule 485.

[GRAPHIC]


STI CLASSIC FUNDS-MONEY MARKET
FUNDS INVESTOR SHARES

PROSPECTUS

     October 1, 1998




     PRIME QUALITY MONEY MARKET FUND

     TAX-EXEMPT MONEY MARKET FUND

     U.S. GOVERNMENT SECURITIES MONEY
       MARKET FUND


     INVESTMENT ADVISOR
     TO THE FUNDS:

     TRUSCO CAPITAL MANAGEMENT, INC.
     (the "Advisor")










     -----------------
     STI Classic Funds
     -----------------





     The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares of the Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  PRIME QUALITY MONEY MARKET FUND
        4  TAX-EXEMPT MONEY MARKET FUND
        6  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
        8  EACH FUND'S PRINCIPAL INVESTMENTS
        8  THE ADVISOR
        9  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       12  HISTORICAL FINANCIAL INFORMATION ABOUT EACH FUND
       13  HOW FUND SHARES ARE DISTRIBUTED
       14  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS
       14  TAXES
       18  HOW TO OBTAIN MORE INFORMATION
           ABOUT THE STI CLASSIC FUNDS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

       FUND SUMMARY
       INVESTMENT STRATEGY
       WHAT ARE THE RISKS OF INVESTING?
       PERFORMANCE INFORMATION
       WHAT IS AN INDEX?

       FUND FEES AND EXPENSES
       FUND INVESTMENTS
       INVESTMENT ADVISORS
       PURCHASING FUND SHARES

--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.

Each Fund has its own investment goal and strategies for reaching that goal. But, we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Investment Advisor invests each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. The Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

2 PROSPECTUS

PRIME QUALITY MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital and liquidity
INVESTMENT FOCUS             Money market instruments
PRINCIPAL INVESTMENT         Attempts to identify money market instruments with the most attractive risk/return
STRATEGY                     trade-of
INVESTOR PROFILE             Conservative investors who want to receive current income from their investment

         INVESTMENT STRATEGY
            The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, we try to increase income without adding undue risk. We analyze maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off.
       MONEY MARKET FUNDS
         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 3

                                                 PRIME QUALITY MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE FIRST TIER AVERAGE.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       5 YEARS      (6/8/92)
PRIME QUALITY
MONEY MARKET FUND                            00.0%        00.0%          00.0%
IBC/DONOGHUE
FIRST TIER AVERAGE                           00.0%        00.0%          00.0%

[INSERT 7-DAY YIELD OR PHONE NUMBER TO OBTAIN YIELD]
  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue First Tier
  Average is a widely recognized index of [         ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY
FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [ %], [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Distribution and Service (12b-1) Fees                         0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, administration and custody services. These expenses are deducted from the Fund's income. The expenses in the table above are shown as a percentage of the Fund's net assets.

4 PROSPECTUS

TAX-EXEMPT MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOAL              High current interest income exempt from federal income taxes, while preserving capital and liquidity
INVESTMENT FOCUS             Municipal money market instruments
PRINCIPAL INVESTMENT         Attempts to increase income without added risk by analyzing credit quality
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current tax-exempt income from their investment

         INVESTMENT STRATEGY
            The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, we analyze the credit quality and structure of each security to minimize risk. We actively manage the Fund's average maturity based on current interest rates and our outlook of the market.
       MONEY MARKET FUNDS
         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 5

                                                    TAX-EXEMPT MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       5 YEARS      (6/8/92)
TAX-EXEMPT
MONEY MARKET FUND                            00.0%        00.0%          00.0%
IBC/DONOGHUE
TAX-FREE STOCKBROKER &
GENERAL PURPOSE AVERAGE                      00.0%        00.0%          00.0%

[INSERT 7-DAY YIELD OR PHONE NUMBER TO OBTAIN YIELD]
  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue Tax-Free Stockbroker & General Purpose Average is a widely recognized index of
  [             ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY
FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [ %], [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Distribution and Service (12b-1) Fees                         0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, administration and custody services. These expenses are deducted from the Fund's income. The expenses in the table above are shown as a percentage of the Fund's net assets.

6 PROSPECTUS

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital and liquidity
INVESTMENT FOCUS             U.S. Treasury and government agency securities, and repurchase agreements
PRINCIPAL INVESTMENT         Attempts to increase income without adding undue risk by analyzing yields
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current income

         INVESTMENT STRATEGY
            The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, government agency securities, and repurchase agreements involving these securities. In selecting investments for the Fund, we try to increase income without adding undue risk by analyzing yields. We actively manage the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and our outlook on the market.
       MONEY MARKET FUNDS
         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 7

                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE U.S. TREASURY & REPO AVERAGE.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       5 YEARS      (6/8/92)
U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND                            00.0%        00.0%          00.0%
IBC/DONOGHUE
U.S. TREASURY & REPO AVERAGE                 00.0%        00.0%          00.0%

[INSERT 7-DAY YIELD OR PHONE NUMBER TO OBTAIN YIELD]
  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue U.S. Treasury &
  Repo Average is a widely recognized index of [          ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY
FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [ %], [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page X.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Distribution and Service (12b-1) Fees                         0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, administration and custody services. These expenses are deducted from the Fund's income. The expenses in the table above are shown as a percentage of the Fund's net assets.

8 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENT

     FUND INVESTMENT

       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

                                                    PRIME QUALITY      U.S. GOVERNMENT SECURITIES        TAX-EXEMPT
                                                  MONEY MARKET FUND         MONEY MARKET FUND        MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
Bank Obligations                                          X
------------------------------------------------------------------------------------------------------------------------
Commercial Paper                                          X                                                  X
------------------------------------------------------------------------------------------------------------------------
Corporate Obligations                                     X
------------------------------------------------------------------------------------------------------------------------
Foreign Securities                                        X
------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                                          X
------------------------------------------------------------------------------------------------------------------------
Municipal Securities                                                                                         X
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                                X                         X
------------------------------------------------------------------------------------------------------------------------

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

        INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for the Funds and continuously reviews, supervises and administers its Funds' respective investment programs. The Board of Trustees supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and Tax-Exempt Money Market Fund. As of May 31, 1998, Trusco had approximately $[ ] billion in assets under management. For the fiscal year ended May 31, 1998, Trusco received advisory fees of:

PRIME QUALITY MONEY MARKET FUND..............          %
TAX-EXEMPT MONEY MARKET FUND.................          %
U.S. GOVERNMENT SECURITIES MONEY MARKET
  FUND.......................................          %

The Advisor may use their affiliates as brokers for Fund transactions.

                                                                    PROSPECTUS 9

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase Investor Shares directly from us by:

- mail

- telephone

- wire

- direct deposit, or

- Automated Clearing House (ACH).

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not purchase shares on federal holidays.

To purchase shares directly from us, please call 1-800-874-4770. Write your check, payable in U.S. dollars, to "STI CLASSIC FUNDS" and include the name of the appropriate Fund(s) on the check. We cannot accept third-party checks, credit cards, credit card checks or cash. You may also purchase shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc. (SunTrust), or other financial institutions that have executed dealer agreements with us. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We expect that the NAV of each Fund will remain constant at $1.00 per share. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Your purchase order will be effective on the Business Day we receive it if:

- we receive your order before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund or before 1:00 p.m. Eastern time for the Prime Quality and U.S. Government Securities Money Market Funds; and

- we receive federal funds (readily available) before we calculate NAV (normally 4:00 p.m. Eastern time).

Otherwise, your purchase order will be effective the following Business Day, as long as we receive funds before we calculate NAV the following day.
  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF FINANCIAL INSTITUTIONS
  If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

HOW WE CALCULATE NAV
In calculating NAV, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If we think that amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. We expect each Fund's NAV to remain constant at $1.00 per share, although we cannot guarantee this.

10 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

MINIMUM PURCHASES
To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. To purchase additional shares of any Fund, you must invest at least $1,000 or, if you pay by a statement coupon, $100. We may accept investments of smaller amounts at our discretion.

FUNDLINK
FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call us at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN
If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. To sell your shares by telephone, the amount of your sale must be at least $1,000. If you would like to sell $25,000 or more of your shares, please notify us in writing and include a signature guarantee (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after we receive your request. Your sale order will be effective that same Business Day if we receive your order before:

- 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund; or

- 1:00 p.m. Eastern time for the Prime Quality Money Market and U.S. Government Securities Money Market Funds.
  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each

                                                                   PROSPECTUS 11

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

withdrawal will be mailed to you by check or, if you have an account with a SunTrust affiliated bank, electronically transferred to your account.

RECEIVING YOUR MONEY
Normally, we will send your sale proceeds within five Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

REDEMPTIONS IN KIND
We generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the $2,000 required minimum you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

EXCHANGING FUND SHARES
HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged. If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

Shares you exchange for the first time from a Money Market Fund (which has no sales charge) into a Fund with a sales charge are subject to that sales charge. Similarly, shares you exchange for the first time into a Fund with a higher sales charge are subject to an incremental sales charge (the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.
  SIMPLY SPEAKING . . .

  EXCHANGES
  When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

12 PROSPECTUS

HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Investor Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by                   , independent public
accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
Total Return

Ratios/Supplemental Data
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

1          Commencement of operations.
2          Total return excludes the effect of sales charge.
3          Annualized.

  SIMPLY SPEAKING . . .

  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                                   PROSPECTUS 13

                                                 HOW FUND SHARES ARE DISTRIBUTED

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees, as a percentage of average daily net assets, are as follows:

                                                           MAXIMUM    FOR FISCAL YEAR ENDING MAY 31, 1998
Prime Quality Money Market Fund                          .20%
Tax-Exempt Money Market Fund                             .15%
U.S. Government Securities Money Market Fund             .17%

14 PROSPECTUS

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.
  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.

The Tax-Exempt Money Market Fund intends to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains by this Fund may be taxable.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings which experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.
  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

                                                                   PROSPECTUS 15

                                                                           NOTES

16 PROSPECTUS

NOTES

                                                                   PROSPECTUS 17

                                                                           NOTES

18 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISOR

Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

BY E-MAIL:
xxxxxxxxxxxxxxxx

BY INTERNET:
http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

[GRAPHIC]


STI CLASSIC FUNDS
FOR THE SUNTRUST 401(K) PLAN

PROSPECTUS

     October 1, 1998




     CAPITAL GROWTH FUND

     INVESTMENT GRADE BOND FUND

     PRIME QUALITY MONEY MARKET FUND

     SHORT-TERM BOND FUND

     SUNBELT EQUITY FUND

     VALUE INCOME STOCK FUND



     INVESTMENT ADVISORS
     TO THE FUNDS:

     STI CAPITAL MANAGEMENT, N.A.

     TRUSCO CAPITAL MANAGEMENT, INC.
     (the "Advisors")










     -----------------
     STI Classic Funds
     -----------------






     The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  CAPITAL GROWTH FUND
        4  INVESTMENT GRADE BOND FUND
        6  PRIME QUALITY MONEY MARKET FUND
        8  SHORT-TERM BOND FUND
       10  SUNBELT EQUITY FUND
       12  VALUE INCOME STOCK FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       14  EACH FUND'S PRINCIPAL INVESTMENTS
       15  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       16  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       18  HISTORICAL FINANCIAL INFORMATION
           ABOUT EACH FUND
       19  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS
       19  TAXES
       22  HOW TO OBTAIN MORE INFORMATION
           ABOUT THE STI CLASSIC FUNDS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[ICON] FUND SUMMARY
       INVESTMENT STRATEGY
[ICON]
       WHAT ARE THE RISKS OF INVESTING?
[ICON]
       PERFORMANCE INFORMATION
[ICON]
       WHAT IS AN INDEX?
[ICON]
       FUND FEES AND EXPENSES
[ICON]
       FUND INVESTMENTS
[ICON]
       INVESTMENT ADVISORS
[ICON]
       PURCHASING FUND SHARES
[ICON]

--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund (except the Prime Quality Money Market
Fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Equity Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been more subject to price fluctuation in the short run.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

The Prime Quality Money Market Fund seeks to maintain a constant price per share of $1.00, but we cannot guarantee this.

Each Fund has its own investment goal and strategies for reaching that goal. But, we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Investment Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

2 PROSPECTUS

CAPITAL GROWTH FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow, but do not need to receive income on their
                             investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Capital Growth Fund invests primarily in U.S. common stocks and other equity securities that we believe are undervalued by the stock market. In selecting investments for the Fund, we choose companies that we believe have above average growth potential. We rotate the Fund's investments among various market sectors based on our research of business cycles. Our strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles and with periods of rising prices and periods of falling prices. This price volatility the principal risk of investing in the Fund.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 3

                                                             CAPITAL GROWTH FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX AND THE LIPPER GROWTH FUNDS AVERAGE. THE LIPPER GROWTH FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       5 YEARS      (6/8/92)
CAPITAL GROWTH FUND                          00.0%        00.0%          00.0%
S&P 500 INDEX                                00.0%        00.0%          00.0%
LIPPER GROWTH
FUNDS AVERAGE                                00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of U.S. common stock prices.

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [    %] AND [    %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page xx.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                  0.00%
Other Expenses                                            0.00%
                                                          ---------
Total Annual Fund Operating Expenses                      0.00%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

4 PROSPECTUS

INVESTMENT GRADE BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High total return through current income and
                             capital appreciation, while preserving the
                             principal amount invested
INVESTMENT FOCUS             Investment grade U.S. government and corporate debt
                             securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify relatively inexpensive
STRATEGY                     securities in a selected market index
INVESTOR PROFILE             Investors who want to receive income from their
                             investment, as well as an increase in the value of
                             the investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, we try to minimize risk while attempting to outperform selected market indices. Currently, our selected index is the Lehman Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. We seek to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. We allocate the Fund's investments among various market sectors based on our analysis of historical data, yield information and credit ratings. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes. We anticipate that the Fund's average weighted maturity will range from four to ten years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.
  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 5

                                                      INVESTMENT GRADE BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE. THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       5 YEARS      (7/16/92)
INVESTMENT GRADE BOND FUND                   00.0%        00.0%          00.0%
LEHMAN GOVERNMENT/
CORPORATE BOND INDEX                         00.0%        00.0%          00.0%
LIPPER INTERMEDIATE INVESTMENT
GRADE DEBT AVERAGE                           00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Government/Corporate Bond Index is a widely recognized index of investment grade government and corporate debt securities.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [    %] AND [    %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page xx.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                  0.00%
Other Expenses                                            0.00%
                                                          ---------
Total Annual Fund Operating Expenses                      0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

6 PROSPECTUS

PRIME QUALITY MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital and liquidity
INVESTMENT FOCUS             Money market instruments
PRINCIPAL INVESTMENT         Attempts to identify money market instruments with the most attractive risk/return
STRATEGY                     trade-off
INVESTOR PROFILE             Conservative investors who want to receive current income from their investment

         INVESTMENT STRATEGY
            The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, we try to increase income without adding undue risk. We analyze maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off.

       MONEY MARKET FUNDS
Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 7

                                                 PRIME QUALITY MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE FIRST TIER AVERAGE.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       5 YEARS      (6/8/92)
PRIME QUALITY
MONEY MARKET FUND                            00.0%        00.0%          00.0%
IBC/DONOGHUE
FIRST TIER AVERAGE                           00.0%        00.0%          00.0%

[INSERT 7-DAY YIELD OR PHONE NUMBER TO OBTAIN YIELD]
  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue First Tier
  Average is a widely recognized index of [              ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [     %] AND [     %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR          3 YEARS         5 YEARS         10 YEARS
$0000           $0000           $0000           $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, administration and custody services. These expenses are deducted from the Fund's income. The expenses in the table above are shown as a percentage of the Fund's net assets.

8 PROSPECTUS

SHORT-TERM BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Investment grade U.S. government and corporate debt
                             securities
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to identify securities that offer a
STRATEGY                     comparably better return than similar securities
                             for a given level of credit risk
INVESTOR PROFILE             Income oriented investors who are willing to accept
                             increased risk for the possibility of returns
                             greater than money market investing

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund intends to maintain an average weighted maturity of three years or less. In selecting investments for the Fund, we attempt to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk. We manage the Fund from a total return perspective. That is, we make day to day investment decisions for the Fund with a view towards maximizing returns. We analyze yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Also, the Fund may invest in bonds rated "investment grade." Some investment grade bonds may have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed and asset-backed securities. See "Mortgage-Backed and Asset-Backed Securities" to the right.
  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED AND
  ASSET-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The owner of an asset-backed security owns a share of the underlying pool of assets, such as truck and auto loans, leases and credit card receivables.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 9

                                                            SHORT-TERM BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX AND THE SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (3/15/93)
SHORT-TERM BOND FUND                         00.0%        00.0%          00.0%
SALOMON 1-3 YEAR TREASURY/ GOVERNMENT
SPONSORED/
CORPORATE INDEX                              00.0%        00.0%          00.0%
SALOMON ONE YEAR
TREASURY BENCHMARK
ON-THE-RUN INDEX                             00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/ Government Sponsored/Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade securities with maturities greater than one and less than three years. The Salomon One Year Treasury
  Benchmark On-the-Run Index is a widely recognized index of [          ].

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [    %] AND [    %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page xx.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                  0.00%
Other Expenses                                            0.00%
                                                          ---------
Total Annual Fund Operating Expenses                      0.00%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

10 PROSPECTUS

SUNBELT EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             Southern U.S. common stocks
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Attempts to identify companies with positive
STRATEGY                     earnings trends
INVESTOR PROFILE             Aggressive investors with long-term investment
                             goals who are willing to accept higher volatility
                             for the possibility of higher returns

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY

            The Sunbelt Equity Fund invests substantially all of its assets in common stocks and other equity securities of companies in the southern region of the U.S. These companies are headquartered and/or conduct a substantial portion of their business in the southern region of the U.S., which includes Texas, Arkansas, Alabama, Mississippi, Tennessee, Kentucky, Florida, Virginia, Georgia, North Carolina, South Carolina and Louisiana. Our investment strategy is based on the belief that a portfolio of companies in this region with positive earnings trends will generate above average returns over time. This focus on favorable earnings characteristics is the cornerstone of our philosophy. We do not consider current income in selecting investments for the Fund.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in southern U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Because the Fund focuses its investments in southern companies, economic conditions in or government policies imposed by southern states may cause the Fund to be more volatile than an equity fund that invests in companies located across the U.S.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1994, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 11

                                                             SUNBELT EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE RUSSELL 2000 INDEX AND THE S&P SMALLCAP 600 INDEX.

                                                                  SINCE
                                                                  INCEPTION
                                        1 YEAR       5 YEARS      12/1/80
SUNBELT EQUITY FUND                           00.0%        00.0%         00.0%
RUSSELL 2000 INDEX                            00.0%        00.0%         00.0%
S&P SMALLCAP 600 INDEX                        00.0%        00.0%         00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of U.S. small-cap common stock prices. The S&P SmallCap 600 Index is a widely recognized index of U.S. small cap common stock prices.

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [    %] AND [    %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page xx.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                  0.00%
Other Expenses                                            0.00%
                                                          ---------
Total Annual Fund Operating Expenses                      0.00%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

12 PROSPECTUS

VALUE INCOME STOCK FUND

       FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                    Current income
  SECONDARY                  Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify high dividend-paying,
STRATEGY                     undervalued stocks
INVESTOR PROFILE             Investors who are looking for current income and
                             capital appreciation with less volatility than the
                             average stock fund

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we primarily choose companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. We focus on high dividend-paying stocks that trade below their historical value. Our "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, common stocks held by the Fund may stop paying dividends or pay less in dividends than we expected.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 13

                                                         VALUE INCOME STOCK FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX AND THE LIPPER GROWTH FUNDS AVERAGE. THE LIPPER EQUITY INCOME FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                  SINCE
                                                                  INCEPTION
                                        1 YEAR       5 YEARS      (10/31/89)
VALUE INCOME STOCK FUND                       00.0%        00.0%         00.0%
S&P 500 INDEX                                 00.0%        00.0%         00.0%
LIPPER EQUITY INCOME
FUNDS AVERAGE                                 00.0%        00.0%         00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of U.S. common stock prices.

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [    %] AND [    %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page xx.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                  0.00%
Other Expenses                                            0.00%
                                                          ---------
Total Annual Fund Operating Expenses                      0.00%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

14 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENT

     FUND INVESTMENT

       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

                         CAPITAL      VALUE INCOME     SUNBELT     INVESTMENT GRADE    SHORT-TERM   PRIME QUALITY MONEY
                       GROWTH FUND     STOCK FUND    EQUITY FUND       BOND FUND       BOND FUND        MARKET FUND
------------------------------------------------------------------------------------------------------------------------
Asset-Backed
Securities                                                                                 X
------------------------------------------------------------------------------------------------------------------------
Bank Obligations                                                                                             X
------------------------------------------------------------------------------------------------------------------------
Commercial Paper                                                                                             X
------------------------------------------------------------------------------------------------------------------------
Convertible
Securities                  X              X              X                X
------------------------------------------------------------------------------------------------------------------------
Corporate Debt
Securities                                                                                 X                 X
------------------------------------------------------------------------------------------------------------------------
Equity Securities           X              X              X
------------------------------------------------------------------------------------------------------------------------
Foreign Securities                                                                                           X
------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed
Securities                                                                 X               X
------------------------------------------------------------------------------------------------------------------------
U.S. Government
Securities                                                                 X               X                 X
------------------------------------------------------------------------------------------------------------------------

Although the investments above are those that we believe are most likely to help each Fund meet its investment goal, each Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund (except the Prime Quality Money Market Fund) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks. In addition, the Investment Grade Bond and Short-Term Bond Funds may shorten its average weighted maturity to as little as 90 days. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

                                                                   PROSPECTUS 15

                                       THE ADVISORS AND THEIR PORTFOLIO MANAGERS

        INVESTMENT ADVISORS

The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment programs. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their day to day management activities.

STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Capital Growth, Value Income Stock and Investment
Grade Bond Funds. As of May 31, 1998, STI had approximately $   billion in
assets under management. For the fiscal year ended May 31, 1998, STI received advisory fees of:

CAPITAL GROWTH FUND..........................          %
VALUE INCOME STOCK FUND......................          %
INVESTMENT GRADE BOND FUND...................          %

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Sunbelt Equity, Short-Term Bond and Prime Quality Money Market Funds. As of May 31, 1998, Trusco had approximately
$   billion in assets under management. For the fiscal year ended May 31, 1998,
Trusco received advisory fees of:

SUNBELT EQUITY FUND..........................          %
SHORT-TERM BOND FUND.........................          %
PRIME QUALITY MONEY MARKET FUND..............          %

PORTFOLIO MANAGERS

Mr. Anthony Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Growth Fund since it began operating in June 1992. He has more than 30 years of investment experience. Prior to joining
STI, Mr. Gray served as        .

Mr. Mills Riddick, CFA, has served as Senior Vice President of STI since     .
He has managed the Value Income Stock Fund since April 1995. He has more than 15 years of investment experience, and has been a portfolio manager at STI since 1989. Prior to joining STI, Mr. Riddick served as a broker with Drexel Burnham Lambert.

Mr. James Foster has served as Vice President of Trusco since 1989. He has managed the Sunbelt Equity Fund since it began operating in January 1994. He has more than 27 years of investment experience.

Mr. David Yealy has served as a Vice President of Trusco since           . He
has managed the Short-Term Bond Fund since July 1996. He has more than   years
of investment experience.

Mr. L. Earl Denney, CFA, has served as Senior Vice President of STI since 1983. He has managed the Investment Grade Bond Fund since it began operating in June 1992. He has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was fixed income portfolio manager with American National Bank.

16 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
Generally you may not purchase Trust Shares directly. Rather, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

  SIMPLY SPEAKING . . .
  WHEN CAN YOU PURCHASE SHARES?
  You may purchase on any day that the New York Stock Exchange is open for business (a Business Day). But you may not do so for shares of the Prime Quality Money Market Fund on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV for all Funds except the Prime Quality Money Market Fund, generally we must receive your purchase order from your financial institution before 4:00 p.m. Eastern time. For the Prime Quality Money Market Fund, your purchase order will be effective on the Business Day we receive it if:

- we receive your order before 1:00 p.m. Eastern time; and

- we receive federal funds (readily available) before we calculate NAV (normally 4:00 p.m., Eastern time).

Otherwise, your purchase order will be effective the following Business Day, as long as we receive federal funds before we calculate NAV on that following day.

  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF FINANCIAL INSTITUTIONS
  You may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.

HOW WE CALCULATE NAV
In calculating NAV for all Funds except for the Prime Quality Money Market Fund, we generally value a Fund's portfolio at market price. In calculating NAV for the Prime Quality Money Market Fund, we value the Fund's portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If market prices are unavailable, or we think that the market price or amortized cost valuation method is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. We expect the NAV of the Prime Quality Money Market Fund to remain constant at $1.00 per share, although we cannot guarantee this.

                                                                   PROSPECTUS 17

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting your financial institution. Your financial institution will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your financial institution. So, for all funds except the Prime Quality Money Market Fund, to receive the current Business Day's NAV, generally we must receive your sale order from your financial institution before 4:00 p.m. Eastern time. For the Prime Quality Money Market Fund, your sale order will be effective that same Business Day if we receive your order before 1:00 p.m. Eastern time.
  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEMPTIONS IN KIND
We generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

18 PROSPECTUS

HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by                   , independent public
accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
Total Return

Ratios/Supplemental Data
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

1          Commencement of operations.
2          Total return excludes the effect of sales charge.
3          Annualized.

  SIMPLY SPEAKING . . .

  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                                   PROSPECTUS 19

                                                               OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

The Capital Growth, Sunbelt Equity and Value Income Stock Funds each distribute its income quarterly. The Investment Grade Bond, Short-Term Bond and Prime Quality Money Market Funds declare dividends daily and distribute these dividends monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OF FUND SHARES.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

20 PROSPECTUS

NOTES

                                                                   PROSPECTUS 21

                                                                           NOTES

22 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

BY E-MAIL:
xxxxxxxxxxxxxxxx

BY INTERNET:
http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

[GRAPHIC]


STI CLASSIC FUNDS-BOND FUNDS
FLEX AND INVESTOR SHARES


PROSPECTUS


     October 1, 1998




     FLORIDA TAX-EXEMPT BOND FUND

     GEORGIA TAX-EXEMPT BOND FUND

     INVESTMENT GRADE BOND FUND

     INVESTMENT GRADE TAX-EXEMPT
       BOND FUND

     LIMITED-TERM FEDERAL MORTGAGE
       SECURITIES FUND

     SHORT-TERM BOND FUND

     SHORT-TERM U.S. TREASURY
       SECURITIES FUND

     U.S. GOVERNMENT SECURITIES FUND




     INVESTMENT ADVISORS
     TO THE FUNDS:

     STI CAPITAL MANAGEMENT, N.A.

     TRUSCO CAPITAL MANAGEMENT, INC.
     (the "Advisors")

     SUNTRUST BANK, ATLANTA







     -----------------
     STI Classic Funds
     -----------------




     The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and the Flex Shares of the Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  FLORIDA TAX-EXEMPT BOND FUND
        4  GEORGIA TAX-EXEMPT BOND FUND
        6  INVESTMENT GRADE BOND FUND
        8  INVESTMENT GRADE TAX-EXEMPT BOND FUND
       10  LIMITED-TERM FEDERAL MORTGAGE
           SECURITIES FUND
       12  SHORT-TERM BOND FUND
       14  SHORT-TERM U.S. SECURITIES FUND
       16  U.S. GOVERNMENT SECURITIES FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       18  EACH FUND'S PRINCIPAL INVESTMENTS
       19  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       20  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       25  HISTORICAL FINANCIAL INFORMATION
           ABOUT EACH FUND
       26  HOW FUND SHARES ARE DISTRIBUTED
       27  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS
       27  TAXES
       30  HOW TO OBTAIN MORE INFORMATION ABOUT THE STI
           CLASSIC FUNDS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[ICON] FUND SUMMARY
       INVESTMENT STRATEGY
[ICON]
       WHAT ARE THE RISKS OF INVESTING?
[ICON]
       PERFORMANCE INFORMATION
[ICON]
       WHAT IS AN INDEX?
[ICON]

       FUND FEES AND EXPENSES
[ICON]
       SALES LOADS
[ICON]
       FUND INVESTMENTS
[ICON]
       INVESTMENT ADVISORS
[ICON]
       PURCHASING FUND SHARES
[ICON]

--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. But, we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Investment Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

CHOOSING INVESTOR OR FLEX SHARES

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

INVESTOR SHARES
- Front-end sales charge
- Lower annual expenses
- $2,000 minimum initial investment

FLEX SHARES
- Deferred sales charge
- Higher annual expenses
- $10,000 minimum initial investment

         SALES LOADS

This table describes the shareholder fees and expenses that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund. These fees are in addition to the fees and expenses that you pay indirectly by holding Fund shares (see "Fund Fees and Expenses" for each Fund).

                                     INVESTOR SHARES  FLEX SHARES
SHAREHOLDER FEES
                                          3.75%          None
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering
price)*

                                          None           2.00%
Maximum Deferred
Sales Charge (Load)
(as a percentage of net asset
value)**

*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
SEE "PURCHASING FUND SHARES."

**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."

2 PROSPECTUS

FLORIDA TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              Current income exempt from federal income taxes for
                             Florida residents without undue risk
INVESTMENT FOCUS             Florida municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Florida residents who want income exempt from
                             federal income taxes

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Florida Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal income taxes. Issuers of these securities can be located in Florida, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. It is anticipated that the Fund's average weighted maturity will range from 6 to 25 years. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Florida debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic conditions and government policies of Florida. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 3

                                                    FLORIDA TAX-EXEMPT BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER FLORIDA MUNICIPAL DEBT AVERAGE. THE LIPPER FLORIDA MUNICIPAL DEBT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (1/18/94)
FLORIDA TAX-EXEMPT
BOND FUND
 Investor Shares                             00.0%        00.0%          00.0%
 Flex Shares                                 00.0%        00.0%          00.0%
LEHMAN 10-YEAR
MUNICIPAL BOND INDEX                         00.0%        00.0%          00.0%
LIPPER FLORIDA MUNICIPAL
DEBT AVERAGE                                 00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman 10-Year Municipal Bond Index is a widely recognized index of municipal bonds with maturities ranging from 9 to 12 years. The Index represents various market sectors and geographic locations.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT
ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [    %],
[    %] AND [    %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:           1 YEAR     3 YEARS    5 YEARS    10 YEARS
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

4 PROSPECTUS

GEORGIA TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              Current income exempt from federal and Georgia
                             income taxes for Georgia residents without undue
                             risk
INVESTMENT FOCUS             Georgia municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Georgia residents who want income exempt from
                             federal and state income taxes

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Georgia Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We try to diversify the Fund's holdings within Georgia. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. It is anticipated that the Fund's average weighted maturity will range from 6 to 25 years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Georgia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies of Georgia. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 5

                                                    GEORGIA TAX-EXEMPT BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER GEORGIA MUNICIPAL DEBT AVERAGE. THE LIPPER GEORGIA MUNICIPAL DEBT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (1/19/94)
GEORGIA TAX-EXEMPT
BOND FUND
 Investor Shares                             00.0%        00.0%          00.0%
 Flex Shares                                 00.0%        00.0%          00.0%
LEHMAN 10-YEAR
MUNICIPAL BOND INDEX                         00.0%        00.0%          00.0%
LIPPER GEORGIA MUNICIPAL
DEBT AVERAGE                                 00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman 10-Year Municipal Bond Index is a widely recognized index of municipal bonds with maturities ranging from 9 to 12 years. The Index represents various market sectors and geographic locations.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT
ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [    %],
[    %] AND [    %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:           1 YEAR     3 YEARS    5 YEARS    10 YEARS
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

6 PROSPECTUS

INVESTMENT GRADE BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High total return through current income and
                             capital appreciation, while preserving the
                             principal amount invested
INVESTMENT FOCUS             Investment grade U.S. government and corporate debt
                             securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify relatively inexpensive
STRATEGY                     securities in a selected market index
INVESTOR PROFILE             Investors who want to receive income from their
                             investment, as well as an increase in the value of
                             the investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, we try to minimize risk while attempting to outperform selected market indices. Currently, our selected index is the Lehman Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. We seek to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. We allocate the Fund's investments among various market sectors based on our analysis of historical data, yield information and credit ratings. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes. We anticipate that the Fund's average weighted maturity will range from four to ten years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.
  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 7

                                                      INVESTMENT GRADE BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE. THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (6/11/92)
INVESTMENT GRADE
BOND FUND
 Investor Shares                             00.0%        00.0%          00.0%
 Flex Shares                                 00.0%        00.0%          00.0%
LEHMAN GOVERNMENT/
CORPORATE BOND INDEX                         00.0%        00.0%          00.0%
LIPPER INTERMEDIATE INVESTMENT
GRADE DEBT AVERAGE                           00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Government/Corporate Bond Index is a widely recognized index of investment grade government and corporate debt securities.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT
ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [    %],
[    %] AND [    %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:               1 YEAR     3 YEARS    5 YEARS    10 YEARS
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

8 PROSPECTUS

INVESTMENT GRADE TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High total return through (i) current income that
                             is exempt federal income taxes and (ii) capital
                             appreciation, while preserving the principal amount
                             invested
INVESTMENT FOCUS             Investment grade municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Investors who want to receive tax-free current
                             income and an increase in the value of their
                             investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Investment Grade Tax-Exempt Bond Fund invests primarily in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains taxes. It is anticipated that the Fund's average weighted maturity will range from four to ten years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade bonds may have speculative characteristics.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 9

                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN 5-YEAR MUNICIPAL BOND INDEX AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE. THE LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (6/21/92)
INVESTMENT GRADE
TAX-EXEMPT BOND FUND
 Investor Shares                             00.0%        00.0%          00.0%
 Flex Shares                                 00.0%        00.0%          00.0%
LEHMAN 5-YEAR MUNICIPAL
BOND FUND INDEX                              00.0%        00.0%          00.0%
LIPPER INTERMEDIATE
MUNICIPAL DEBT AVERAGE                       00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman 5-Year Municipal Bond Index is a widely recognized index of municipal bonds with maturities ranging from 4 to 6 years. The Index represents various market sectors and geographic locations.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT
ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [    %],
[    %] AND [    %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:               1 YEAR     3 YEARS    5 YEARS    10 YEARS
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

10 PROSPECTUS

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Mortgage-backed securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify securities that are less prone
STRATEGY                     to pre-payment risk
INVESTOR PROFILE             Conservative investors who want to receive income
                             from their investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Limited-Term Federal Mortgage Securities Fund invests primarily in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an average maturity from one to five years. In selecting investments for the Fund, we try to identify securities that we expect to perform well in rising and falling markets. We also attempt to reduce the risk that the underlying mortgages are pre-paid by focusing on securities that we believe are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to pre-payment risk because there have been many opportunities for pre-payment, but none have occurred.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" below.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

  SIMPLY SPEAKING . . . MORTGAGE-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. Collateralized mortgage obligations are a type of mortgage-backed security that are divided into separate maturity classes. Mortgage income is applied first to the CMO with the shortest maturity, second to the CMO with the next shortest, and so on. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rates.

                                                                   PROSPECTUS 11

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MERRILL LYNCH 1-5 YEAR SHORT/INTERMEDIATE U.S TREASURY INDEX AND THE LIPPER SHORT/INTERMEDIATE U.S. GOVERNMENT AVERAGE. THE LIPPER SHORT/INTERMEDIATE U.S. GOVERNMENT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (7/17/94)
LIMITED-TERM FEDERAL
MORTGAGE SECURITIES FUND
 Investor Shares                             00.0%        00.0%          00.0%
 Flex Shares                                 00.0%        00.0%          00.0%
MERRILL LYNCH 1-5 YEAR SHORT
INTERMEDIATE
U.S TREASURY INDEX                           00.0%        00.0%          00.0%
LIPPER SHORT/INTERMEDIATE
U.S. GOVERNMENT AVERAGE                      00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year Short/ Intermediate U.S. Treasury Index is a widely recognized index of
  [                    ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT
ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [    %],
[    %] AND [    %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:               1 YEAR     3 YEARS    5 YEARS    10 YEARS
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

12 PROSPECTUS

SHORT-TERM BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Investment grade U.S. government and corporate debt
                             securities
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to identify securities that offer a
STRATEGY                     comparably better return than similar securities
                             for a given level of credit risk
INVESTOR PROFILE             Income oriented investors who are willing to accept
                             increased risk for the possibility of returns
                             greater than money market investing

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund intends to maintain an average weighted maturity of three years or less. In selecting investments for the Fund, we attempt to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk. We manage the Fund from a total return perspective. That is, we make day to day investment decisions for the Fund with a view towards maximizing returns. We analyze yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Also, the Fund may invest in bonds rated "investment grade." Some investment grade bonds may have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed and asset-backed securities. See "Mortgage-Backed and Asset-Backed Securities" to the right.
  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED AND
  ASSET-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The owner of an asset-backed security owns a share of the underlying pool of assets, such as truck and auto loans, leases and credit card receivables.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 13

                                                            SHORT-TERM BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX AND THE SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (3/22/93)
SHORT-TERM BOND FUND
 Investor Shares                             00.0%        00.0%          00.0%
 Flex Shares                                 00.0%        00.0%          00.0%
SALOMON 1-3 YEAR TREASURY/
GOVERNMENT SPONSORED/
CORPORATE INDEX                              00.0%        00.0%          00.0%
SALOMON ONE YEAR
TREASURY BENCHMARK
ON-THE-RUN INDEX                             00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/ Government Sponsored/Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade securities with maturities greater than one and less than three years. The Salomon One Year Treasury Benchmark On-the-Run Index is a widely recognized index of
  [                    ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT
ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [    %],
[    %] AND [    %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:               1 YEAR     3 YEARS    5 YEARS    10 YEARS
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

14 PROSPECTUS

SHORT-TERM U.S. TREASURY SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Short-term U.S. Treasury securities only
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to identify Treasury securities with
STRATEGY                     maturities that offer a comparably better return
                             potential and yield than either shorter maturity or
                             longer maturity securities for a given level of
                             interest rate risk
INVESTOR PROFILE             Income oriented investors who are willing to accept
                             increased risk for the possibility of returns
                             greater than money market investing

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of three years or less). The Fund intends to maintain an average weighted maturity from one to two years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. We manage the Fund from a total return perspective. That is, we make day to day investment decisions for the Fund with a view toward maximizing returns and yield. We try to select those U.S. Treasury securities that offer the best risk/reward trade-off.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. Treasury securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 15

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX AND THE SALOMON 6 MONTH TREASURY INDEX.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (3/18/93)
SHORT-TERM U.S. TREASURY
SECURITIES FUND
 Investor Shares                             00.0%        00.0%          00.0%
 Flex Shares                                 00.0%        00.0%          00.0%
SALOMON 1-3 YEAR TREASURY/
GOVERNMENT SPONSORED/
CORPORATE INDEX                              00.0%        00.0%          00.0%
SALOMON 6 MONTH
TREASURY BILL INDEX                          00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/ Government Sponsored/Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade securities with maturities greater than one and less than three years. The Salomon 6 Month Treasury Bill Index is a widely recognized index of
  [                                 ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT
ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [    %],
[    %] AND [    %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:               1 YEAR     3 YEARS    5 YEARS    10 YEARS
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

16 PROSPECTUS

U.S. GOVERNMENT SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Mortgage-backed securities and U.S. Treasury
                             obligations
SHARE PRICE VOLATILITY       Low to medium
PRINCIPAL INVESTMENT         Attempts to increase income without adding undue
STRATEGY                     risk
INVESTOR PROFILE             Conservative investors who want to receive income
                             from their investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from seven to fourteen years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" below.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

  SIMPLY SPEAKING . . . MORTGAGE-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rate.

                                                                   PROSPECTUS 17

                                                 U.S. GOVERNMENT SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE [INSERT INDEX] AND THE LIPPER INTERMEDIATE GOVERNMENT FUNDS AVERAGE. THE LIPPER INTERMEDIATE GOVERNMENT FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (6/9/94)
U.S. GOVERNMENT
SECURITIES FUND
 Investor Shares                             00.0%        00.0%          00.0%
 Flex Shares                                 00.0%        00.0%          00.0%
[INSERT INDEX]                               00.0%        00.0%          00.0%
LIPPER INTERMEDIATE GOVERNMENT
FUNDS AVERAGE                                00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The [Insert Index] is a widely
  recognized index of [                    ] securities.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT
ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [    %],
[    %] AND [    %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:               1 YEAR     3 YEARS    5 YEARS    10 YEARS
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                 $    0000  $    0000  $    0000   $    0000
Flex Shares                     $    0000  $    0000  $    0000   $    0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

18 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENT

     FUND INVESTMENT

       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

               INVESTMENT   U.S. GOVERNMENT    LIMITED-TERM      SHORT-TERM   SHORT-TERM U.S.   INVESTMENT GRADE    FLORIDA TAX-
               GRADE BOND   SECURITIES FUND  FEDERAL MORTGAGE       BOND         TREASURY          TAX-EXEMPT       EXEMPT BOND
                  FUND                        SECURITIES FUND       FUND      SECURITIES FUND       BOND FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed
Securities                                                           X
--------------------------------------------------------------------------------------------------------------------------------
Corporate
Debt
Securities          X                                                X
--------------------------------------------------------------------------------------------------------------------------------
Mortgage-
Backed
Securities          X              X                 X               X
--------------------------------------------------------------------------------------------------------------------------------
Municipal
Securities                                                                                              X                X
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury
Securities          X              X                                 X               X
--------------------------------------------------------------------------------------------------------------------------------

                 GEORGIA
                TAX-EXEMPT
                BOND FUND
-------------
Asset-Backed
Securities
-------------
Corporate
Debt
Securities
-------------
Mortgage-
Backed
Securities
-------------
Municipal
Securities          X
-------------
U.S. Treasury
Securities
-------------

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. In addition, the Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Florida Tax-Exempt Bond Fund, U.S. Government Securities Fund, Georgia Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund and the Short-Term U.S. Treasury Securities Fund each may shorten its average weighted maturity to as little as 90 days. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

        INVESTMENT ADVISORS

The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment programs. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.

STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Investment Grade Bond, Limited-Term Federal

Mortgage Securities, Investment Grade Tax-Exempt Bond and Florida Tax-Exempt
Bond Funds. As of May 31, 1998, STI had approximately $   billion in assets
under management. For the fiscal year ended May 31, 1998, STI received advisory fees of:

INVESTMENT GRADE BOND FUND...................          %
INVESTMENT GRADE TAX-EXEMPT BOND FUND........          %
LIMITED-TERM FEDERAL MORTGAGE SECURITIES
  FUND.......................................          %
FLORIDA TAX-EXEMPT BOND FUND.................          %

                                                                   PROSPECTUS 19

                                       THE ADVISORS AND THEIR PORTFOLIO MANAGERS

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the U.S. Government Securities, Short-Term Bond, and Short-Term U.S. Treasury Securities Funds. As of May 31, 1998, Trusco had approximately $ billion in assets under management. For the fiscal year ended May 31, 1998, Trusco received advisory fees of:

U.S. GOVERNMENT SECURITIES FUND..............          %
SHORT-TERM U.S. TREASURY SECURITIES FUND.....          %
SHORT-TERM BOND FUND.........................          %

SunTrust Bank, Atlanta, 25 Park Place, Atlanta, Georgia 30303, serves as the Advisor to the Georgia Tax-Exempt Bond Fund. As of May 31, 1998, SunTrust Bank, Atlanta had approximately $40 billion under management. For the fiscal year
ended May 31, 1998, SunTrust Bank, Atlanta received advisory fees of [    ]% for
the Georgia Tax-Exempt Bond Fund.

The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. L. Earl Denney, CFA, has served as Senior Vice President of STI since 1983. He has managed the Investment Grade Bond Fund since it began operating in June 1992. He has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was fixed income portfolio manager with American National Bank.

The U.S. Government Securities Fund has been co-managed by Mr. Charles B. Leonard and Mr. Michael L. Ford since it began operating in June 1994. Mr.
Leonard, CFA, has served as First Vice President of Trusco since      , and has
more than 25 years of investment experience. Mr. Ford has been an Associate of Trusco since April 1994, and has more than 11 years of investment experience. Prior to joining Trusco, Mr. Ford served as a senior securities analyst at Liberty Capital Advisors from 1992 to 1994 and served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.

The Limited-Term Federal Mortgage Securities Fund has been co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA, since it began operating in June 1994. Mr. Denney has served as Senior Vice President of STI since 1983. Mr. Denney has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was fixed income portfolio manager with American National Bank. Mr. West has served as a Vice President of STI since
     , and has served as a fixed-income portfolio manager with STI since 1989.

Mr. David Yealy has served as a Vice President of Trusco since      . He has
managed the Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund
since July 1996. He has more than     years of investment experience.

Mr. Ronald Schwartz, CFA, has served as a Senior Vice President since      . He
has managed the Investment Grade Tax-Exempt Bond Fund and Florida Tax-Exempt Bond Fund since each Fund began operating in June 1992 and January 1994,
respectively. He has more than     years of investment experience. Prior to
joining STI, he served as a trader at the Bank of Boston.

Ms. Gay Cash has served as a Vice President of SunTrust Bank, Atlanta since 1987. She has managed Georgia Tax-Exempt Bond Fund since it began operating in January 1994. She has more than 18 years of investment experience.

20 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase Investor and Flex Shares directly from us by:
- mail
- telephone
- wire
- direct deposit, or
- Automated Clearing House (ACH).
  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

To purchase shares directly from us, please call 1-800-874-4770. Write your check, payable in U.S. dollars, to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. We cannot accept third-party checks, credit cards, credit card checks, or cash. You may also purchase shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc. (SunTrust), or other financial institutions that have executed dealer agreements with us. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order plus, in the case of Investor Shares, the applicable front-end sales charge. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, if you want to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.
  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF FINANCIAL INSTITUTIONS
  If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

HOW WE CALCULATE NAV
In calculating NAV, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.
  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

MINIMUM PURCHASES
To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. To purchase Flex Shares for the first time, you must invest at least $10,000 in any Fund ($2,000 for retirement plans). To purchase additional shares of any Fund, you must invest at least $1,000 or, if you pay by a statement coupon, $100. We may accept investments of smaller amounts, for either class of shares, at our discretion.

                                                                   PROSPECTUS 21

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

FUNDLINK
FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call us at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN
If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $10,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES
FRONT-END SALES CHARGES - INVESTOR SHARES
THE AMOUNT OF ANY FRONT-END SALES CHARGE INCLUDED IN YOUR OFFERING PRICE VARIES, DEPENDING ON THE AMOUNT OF YOUR INVESTMENT:

FUND                                   IF YOUR INVESTMENT IS:                 YOUR SALES CHARGE   YOUR SALES CHARGE
                                                                               AS A PERCENTAGE   AS A PERCENTAGE OF
                                                                                     OF          YOUR NET INVESTMENT
                                                                               OFFERING PRICE
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund        Less than $100,000                           3.75%               3.90%
Investment Grade Tax-Exempt Bond Fund  $100,000 but less than $250,000              3.25%               3.36%
Investment Grade Bond Fund             $250,000 but less than $1,000,000            2.50%               2.56%
Florida Tax-Exempt Bond Fund           $1,000,000 and over                          1.50%               1.52%
Georgia Tax Exempt Bond Fund
--------------------------------------------------------------------------------------------------------------------

Limited-Term Federal                   Less than $100,000                           2.50%               2.56%
 Mortgage Securities Fund              $100,000 but less than $250,000              1.75%               1.78%
                                       $250,000 but less than $1,000,000            1.25%               1.27%
                                       $1,000,000 and over                          None                None
--------------------------------------------------------------------------------------------------------------------

Short-Term Bond Fund                   Less than $100,000                           2.00%               2.04%
                                       $100,000 but less than $250,000              1.50%               1.52%
                                       $250,000 but less than $1,000,000            1.00%               1.01%
                                       $1,000,000 and over                          None                None
--------------------------------------------------------------------------------------------------------------------

Short-Term U.S. Treasury               Less than $100,000                           1.00%               1.01%
 Securities Fund                       $100,000 but less than $250,000              0.75%               0.76%
                                       $250,000 but less than $1,000,000            0.50%               0.50%
                                       $1,000,000 and over                          None                None
--------------------------------------------------------------------------------------------------------------------

22 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

WAIVER OF FRONT-END SALES CHARGE -
INVESTOR SHARES
The front-end sales charge will be waived on Investor Shares purchased: (1) through reinvestment of dividends and distributions; (2) through a SunTrust Securities, Inc. asset allocation account; (3) by persons repurchasing shares they redeemed within the last 60 days (see Repurchase of Investor Shares); (4) by employees, and members of their immediate family, of SunTrust and its affiliates; (5) by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Trust department of a bank affiliated with SunTrust; (6) by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or (7) through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge.

REPURCHASE OF INVESTOR SHARES
You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 60 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - INVESTOR SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. We will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. We will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide us with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). We may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. We will only consider the value of Investor Shares sold subject to a sales charge. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send us a Letter of Intent. As a result, neither Investor Shares of the Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize us to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed

                                                                   PROSPECTUS 23

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, we will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES - FLEX SHARES
You do not pay a front-end sales charge when you purchase Flex Shares. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after we receive your sale request, whichever is less. The maximum deferred sales
charge as a percentage of the net amount invested is [      ]%. The sales charge
does not apply to Flex Shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons: (1) to make certain withdrawals from a retirement plan (not including IRAs); (2) because of death or disability; or (3) for certain payments under the Systematic Withdrawal Plan (which is discussed below).
  SIMPLY SPEAKING . . .

  OFFERING PRICE OF FUND SHARES
  The offering price of Investor Shares is the NAV next calculated after we receive your request, plus the front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. To sell your shares by telephone, the amount of your sale must be at least $1,000. If you would like to sell $25,000 or more of your shares, please notify us in writing and include a signature guarantee (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after we receive your request less, in the case of Flex Shares, any applicable deferred sales charge.
  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a SunTrust affiliated bank, electronically transferred to your account.

RECEIVING YOUR MONEY
Normally, we will send your sale proceeds within five Business Days after we receive your request.

24 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES
Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

REDEMPTIONS IN KIND
We generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum, $2,000 for Investor Shares and $10,000 for Flex Shares, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

EXCHANGING FUND SHARES
HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged. If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.
  SIMPLY SPEAKING . . .

  EXCHANGES
  When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

INVESTOR SHARES
You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

FLEX SHARES
You may exchange Flex Shares of any Fund for Flex Shares of any other Fund, or for Investor Shares of the Money Market Funds. No contingent deferred sales charge is imposed on redemptions of Money Market Funds shares you acquire in an exchange, provided you hold your shares for at least one year from your initial purchase. If you exchange Flex Shares for Investor Shares of a Money Market Fund, you may only exchange those Money Market Fund Investor Shares for Flex Shares.

                                                                   PROSPECTUS 25

                                                HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Investor and Flex Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by                   , independent public
accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
Total Return

----------------------------------------
Ratios/Supplemental Data
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

1          Commencement of operations.
2          Total return excludes the effect of sales charge.
3          Annualized.

  SIMPLY SPEAKING . . .

  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

26 PROSPECTUS

HOW FUND SHARES ARE DISTRIBUTED

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Investor Shares, distribution fees, as a percentage of average daily net assets, are as follows:

                                                                              MAXIMUM       FOR FISCAL YEAR ENDING MAY 31, 1998
Investment Grade Bond Fund                                                        .43%
U.S. Government Securities Fund                                                   .38%
Limited-Term Federal Mortgage Securities Fund                                     .23%
Short-Term Bond Fund                                                              .23%
Short-Term U.S. Treasury Securities Fund                                          .18%
Investment Grade Tax-Exempt Bond Fund                                             .43%
Florida Tax-Exempt Bond Fund                                                      .18%
Georgia Tax-Exempt Bond Fund                                                      .18%

For Flex Shares, the maximum distribution fee is .75% of the average daily net assets of each Fund. For fiscal year ending May 31, 1998, distribution fees were:

Investment Grade Bond Fund                                          .XX%
U.S. Government Securities Fund                                     .XX%
Limited-Term Federal Mortgage Securities Fund                       .XX%
Short-Term Bond Fund                                                .XX%
Short-Term U.S. Treasury Securities Fund                            .XX%
Investment Grade Tax-Exempt Bond Fund                               .XX%
Florida Tax-Exempt Bond Fund                                        .XX%
Georgia Tax-Exempt Bond Fund                                        .XX%

                                                                   PROSPECTUS 27

                                                               OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares income dividends daily and pays these dividends monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.
  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.

The Investment Grade Tax-Exempt Bond, Florida Tax-Exempt Bond and Georgia Tax-Exempt Bond Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.
  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

28 PROSPECTUS

NOTES

                                                                   PROSPECTUS 29

                                                                           NOTES

30 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.
SunTrust Bank, Atlanta

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

BY E-MAIL:
xxxxxxxxxxxxxxxx

BY INTERNET:
http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

[GRAPHIC]


STI CLASSIC FUNDS--BOND AND MONEY
MARKET FUNDS TRUST SHARES

PROSPECTUS


     October 1, 1998






     BOND FUNDS


     FLORIDA TAX-EXEMPT BOND FUND

     GEORGIA TAX-EXEMPT BOND FUND

     INVESTMENT GRADE BOND FUND

     INVESTMENT GRADE TAX-EXEMPT
     BOND FUND

     LIMITED-TERM FEDERAL MORTGAGE
     SECURITIES FUND

     SHORT-TERM BOND FUND

     SHORT-TERM U.S. TREASURY
     SECURITIES FUND

     U.S. GOVERNMENT SECURITIES FUND



     MONEY MARKET FUNDS

     PRIME QUALITY MONEY MARKET FUND

     TAX-EXEMPT MONEY MARKET FUND

     U.S. GOVERNMENT SECURITIES

     MONEY MARKET FUND



     INVESTMENT ADVISORS
     TO THE FUNDS:

     STI CAPITAL MANAGEMENT, N.A.

     TRUSCO CAPITAL MANAGEMENT, INC.
     (the "Advisors")

     SUNTRUST BANK, ATLANTA

     ----------------
     STI Classic Fund
     ----------------



     The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and Flex Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  FLORIDA TAX-EXEMPT BOND FUND
        4  GEORGIA TAX-EXEMPT BOND FUND
        6  INVESTMENT GRADE BOND FUND
        8  INVESTMENT GRADE TAX-EXEMPT BOND FUND
       10  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
       12  PRIME QUALITY MONEY MARKET FUND
       14  SHORT-TERM BOND FUND
       16  SHORT-TERM U.S. SECURITIES FUND
       18  TAX-EXEMPT MONEY MARKET FUND
       20  U.S. GOVERNMENT SECURITIES FUND
       22  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       24  EACH FUND'S PRINCIPAL INVESTMENTS
       25  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       26  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       28  HISTORICAL FINANCIAL INFORMATION
           ABOUT EACH FUND
       29  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS
       29  TAXES
       30  HOW TO OBTAIN MORE INFORMATION
           ABOUT THE STI CLASSIC FUNDS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[ICON] FUND SUMMARY
       INVESTMENT STRATEGY
[ICON]
       WHAT ARE THE RISKS OF INVESTING?
[ICON]
       PERFORMANCE INFORMATION
[ICON]
       WHAT IS AN INDEX?
[ICON]
       FUND FEES AND EXPENSES
[ICON]
       FUND INVESTMENTS
[ICON]
       INVESTMENT ADVISORS
[ICON]
       PURCHASING FUND SHARES
[ICON]

--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund (except a Money Market Fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.

Each Fund has its own investment goal and strategies for reaching that goal. But, we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Investment Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

2 PROSPECTUS

FLORIDA TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOALS             Current income exempt from federal income taxes
                             for Florida residents without undue risk
INVESTMENT FOCUS             Florida municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Florida residents who want income exempt
                             from federal income taxes

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Florida Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal income taxes. Issuers of these securities can be located in Florida, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. It is anticipated that the Fund's average weighted maturity will range from 6 to 25 years. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Florida debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic conditions and government policies of Florida. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 3

                                                    FLORIDA TAX-EXEMPT BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER FLORIDA MUNICIPAL DEBT AVERAGE. THE LIPPER FLORIDA MUNICIPAL DEBT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (1/25/94)
FLORIDA TAX-EXEMPT BOND FUND                 00.0%        00.0%          00.0%
LEHMAN 10-YEAR MUNICIPAL BOND INDEX          00.0%        00.0%          00.0%
LIPPER FLORIDA MUNICIPAL DEBT AVERAGE        00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman 10-Year Municipal Bond Index is a widely recognized index of municipal bonds with maturities ranging from 9 to 12 years. The Index represents various market sectors and geographic locations.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

4 PROSPECTUS

GEORGIA TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              Current income exempt from federal and Georgia
                             income taxes for Georgia residents without undue
                             risk
INVESTMENT FOCUS             Georgia municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Georgia residents who want income exempt from
                             federal and state income taxes

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Georgia Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We try to diversify the Fund's holdings within Georgia. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. It is anticipated that the Fund's average weighted maturity will range from 6 to 25 years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Georgia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies of Georgia. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 5

                                                    GEORGIA TAX-EXEMPT BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER GEORGIA MUNICIPAL DEBT AVERAGE. THE LIPPER GEORGIA MUNICIPAL DEBT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (1/18/94)
GEORGE TAX-EXEMPT
BOND FUND                                    00.0%        00.0%          00.0%
LEHMAN 10-YEAR
MUNICIPAL BOND INDEX                         00.0%        00.0%          00.0%
LIPPER GEORGE MUNICIPAL DEBT AVERAGE         00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman 10-Year Municipal Bond Index is a widely recognized index of municipal bonds with maturities ranging from 9 to 12 years. The Index represents various market sectors and geographic locations.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

6 PROSPECTUS

INVESTMENT GRADE BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High total return through current income and
                             capital appreciation, while preserving the
                             principal amount invested
INVESTMENT FOCUS             Investment grade U.S. government and corporate
                             debt securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify relatively inexpensive
STRATEGY                     securities in a selected market index
INVESTOR PROFILE             Investors who want to receive income from their
                             investment, as well as an increase in the value of
                             the investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, we try to minimize risk while attempting to outperform selected market indices. Currently, our selected index is the Lehman Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. We seek to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. We allocate the Fund's investments among various market sectors based on our analysis of historical data, yield information and credit ratings. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes. We anticipate that the Fund's average weighted maturity will range from four to ten years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.
  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 7

                                                      INVESTMENT GRADE BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE. THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                              SINCE FUND
                                                              INCEPTION
                                    1 YEAR       5 YEARS      (7/16/92)
INVESTMENT GRADE
BOND FUND                                 00.0%        00.0%          00.0%
LEHMAN GOVERNMENT/
CORPORATE BOND INDEX                      00.0%        00.0%          00.0%
LIPPER INTERMEDIATE INVESTMENT
GRADE DEBT AVERAGE                        00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Government/Corporate Bond Index is a widely recognized index of investment grade government and corporate debt securities.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

8 PROSPECTUS

INVESTMENT GRADE TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High total return through (i) current income that
                             is exempt from federal income taxes and (ii)
                             capital appreciation, while preserving the
                             principal amount invested
INVESTMENT FOCUS             Investment grade municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Investors who want to receive tax-free current
                             income and an increase in the value of their
                             investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Investment Grade Tax-Exempt Bond Fund invests primarily in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains taxes. It is anticipated that the Fund's average weighted maturity will range from four to ten years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade bonds may have speculative characteristics.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
    XX.XX%           XX.XX%
  (XX/XX/XX)       (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 9

                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN 5-YEAR MUNICIPAL BOND INDEX AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE. THE LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (10/21/93)
INVESTMENT GRADE TAX-EXEMPT BOND FUND        00.0%        00.0%          00.0%
LEHMAN 5-YEAR
MUNICIPAL BOND INDEX                         00.0%        00.0%          00.0%
LIPPER INTERMEDIATE MUNICIPAL DEBT
AVERAGE                                      00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman 5-Year Municipal Bond Index is a widely recognized index of municipal bonds with maturities ranging from 4 to 6 years. The Index represents various market sectors and geographic locations.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

10 PROSPECTUS

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Mortgage-backed securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify securities that are less prone
STRATEGY                     to pre-payment risk
INVESTOR PROFILE             Conservative investors who want to receive income
                             from their investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Limited-Term Federal Mortgage Securities Fund invests primarily in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an average maturity from one to five years. In selecting investments for the Fund, we try to identify securities that we expect to perform well in rising and falling markets. We also attempt to reduce the risk that the underlying mortgages are pre-paid by focusing on securities that we believe are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to pre-payment risk because there have been many opportunities for pre-payment, but none have occurred.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.
  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED SECURITIES
   A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. Collateralized mortgage obligations are a type of mortgage-backed security that are divided into separate maturity classes. Mortgage income is applied first to the CMO with the shortest maturity, second to the CMO with the next shortest, and so on. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rates.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

 BEST QUARTER      WORST QUARTER
    XX.XX%            XX.XX%
  (XX/XX/XX)        (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 11

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MERRILL LYNCH 1-5 YEAR SHORT/INTERMEDIATE U.S. TREASURY INDEX AND THE LIPPER SHORT/INTERMEDIATE U.S. GOVERNMENT AVERAGE. THE LIPPER SHORT/INTERMEDIATE U.S. GOVERNMENT AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                              SINCE FUND
                                                              INCEPTION
                                    1 YEAR       3 YEARS      (6/7/94)
LIMITED-TERM FEDERAL
MORTGAGE SECURITIES FUND                  00.0%        00.0%          00.0%
MERRILL LYNCH 1-5 YEAR
SHORT/INTERMEDIATE
U.S. TREASURY INDEX                       00.0%        00.0%          00.0%
LIPPER SHORT/INTERMEDIATE
U.S. GOVERNMENT AVERAGE                   00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year Short/
  Intermediate U.S. Treasury Index is a widely recognized index of [    ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                        0.00%
Other Expenses                                                  0.00%
                                                            ---------
Total Annual Fund Operating Expenses                            0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

12 PROSPECTUS

PRIME QUALITY MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital and liquidity
INVESTMENT FOCUS             Money market instruments
PRINCIPAL INVESTMENT         Attempts to identify money market instruments with the most attractive risk/return
STRATEGY                     trade-off
INVESTOR PROFILE             Conservative investors who want to receive current income from their investment

         INVESTMENT STRATEGY
            The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, we try to increase income without adding undue risk. We analyze maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off.
       MONEY MARKET FUNDS
         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 13

                                                 PRIME QUALITY MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE FIRST TIER AVERAGE.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       5 YEARS      (6/8/92)
PRIME QUALITY
MONEY MARKET FUND                            00.0%        00.0%          00.0%
IBC/DONOGHUE FIRST
TIER AVERAGE                                 00.0%        00.0%          00.0%

[INSERT 7-DAY YIELD OR PHONE NUMBER TO OBTAIN YIELD]
  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue First Tier
  Average is a widely recognized index of [       ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

14 PROSPECTUS

SHORT-TERM BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Investment grade U.S. government and corporate debt
                             securities
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to identify securities that offer a
STRATEGY                     comparably better return than similar securities
                             for a given level of credit risk
INVESTOR PROFILE             Income oriented investors who are willing to accept
                             increased risk for the possibility of returns
                             greater than money market investing

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund intends to maintain an average weighted maturity of three years or less. In selecting investments for the Fund, we attempt to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk. We manage the Fund from a total return perspective. That is, we make day to day investment decisions for the Fund with a view towards maximizing returns. We analyze yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Also, the Fund may invest in bonds rated "investment grade." Some investment grade bonds may have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed and asset-backed securities. See "Mortgage-Backed and Asset-Backed Securities" to the right.
  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED AND
  ASSET-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The owner of an asset-backed security owns a share of the underlying pool of assets, such as truck and auto loans, leases and credit card receivables.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 15

                                                            SHORT-TERM BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/ CORPORATE INDEX AND THE SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX.

                                                              SINCE FUND
                                                              INCEPTION
                                    1 YEAR       3 YEARS      (3/15/93)
SHORT-TERM BOND FUND                      00.0%        00.0%          00.0%
SALOMON 1-3 YEAR TREASURY/
GOVERNMENT SPONSORED/
CORPORATE INDEX                           00.0%        00.0%          00.0%
SALOMON ONE YEAR TREASURY
BENCHMARK
ON-THE-RUN INDEX                          00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/ Government Sponsored/ Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade securities with maturities greater than one and less than three years. The Salomon One Year Treasury
  Benchmark On-the-Run Index is a widely recognized index of [          ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

16 PROSPECTUS

SHORT-TERM U.S. TREASURY SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOALS             High current income, while preserving capital
INVESTMENT FOCUS             Short-term U.S. Treasury securities only
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to identify Treasury securities with
STRATEGY                     maturities that offer a comparably better return
                             potential and yield than either shorter maturity or
                             longer maturity securities for a given level of
                             interest rate risk
INVESTOR PROFILE             Income oriented investors who are willing to accept
                             increased risk for the possibility of returns
                             greater than money market investing

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of three years or less). The Fund intends to maintain an average weighted maturity from one to two years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. We manage the Fund from a total return perspective. That is, we make day to day investment decisions for the Fund with a view toward maximizing returns and yield. We try to select those U.S. Treasury securities that offer the best risk/reward trade-off.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. Treasury securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 17

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX AND THE SALOMON 6 MONTH TREASURY BILL INDEX.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (3/15/93)
SHORT-TERM U.S. TREASURY SECURITIES
FUND                                         00.0%        00.0%          00.0%
SALOMON 1-3 YEAR TREASURY/ GOVERNMENT
SPONSORED/ CORPORATE INDEX                   00.0%        00.0%          00.0%
SALOMON 6 MONTH TREASURY BILL INDEX          00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/ Government Sponsored/Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade securities with maturities greater than one and less than three years. The Salomon 6 Month Treasury
  Bill Index is a widely recognized index of [         ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [    %] AND [    %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

18 PROSPECTUS

TAX-EXEMPT MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOALS             High current interest income exempt from federal income taxes, while preserving capital and liquidity
INVESTMENT FOCUS             Municipal money market instruments
PRINCIPAL INVESTMENT         Attempts to increase income without added risk by analyzing credit quality
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current tax-exempt income from their investment

         INVESTMENT STRATEGY
            The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, we analyze the credit quality and structure of each security to minimize risk. We actively manage the Fund's average maturity based on current interest rates and our outlook of the market.
       MONEY MARKET FUNDS
         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 19

                                                    TAX-EXEMPT MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       5 YEARS      (6/8/92)
TAX-EXEMPT MONEY MARKET FUND                 00.0%        00.0%          00.0%
IBC/DONOGHUE TAX-FREE STOCKBROKER &
GENERAL PURPOSE AVERAGE                      00.0%        00.0%          00.0%

[INSERT 7-DAY YIELD OR PHONE NUMBER TO OBTAIN YIELD]
  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue Tax-Free Stockbroker & General Purpose Average is a widely recognized index of
  [          ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

20 PROSPECTUS

U.S. GOVERNMENT SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOALS             High current income, while preserving capital
INVESTMENT FOCUS             Mortgage-backed securities and U.S. Treasury
                             obligations
SHARE PRICE VOLATILITY       Low to medium
PRINCIPAL INVESTMENT         Attempts to increase income without adding undue
STRATEGY                     risk
INVESTOR PROFILE             Conservative investors who want to receive income
                             from their investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from seven to fourteen years.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" below.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

 BEST QUARTER      WORST QUARTER
    XX.XX%            XX.XX%
  (XX/XX/XX)        (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

  SIMPLY SPEAKING . . . MORTGAGE-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rate.

                                                                   PROSPECTUS 21

                                                 U.S. GOVERNMENT SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE [INSERT INDEX] AND THE LIPPER INTERMEDIATE GOVERNMENT FUNDS AVERAGE. THE LIPPER INTERMEDIATE GOVERNMENT FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (7/31/94)
U.S. GOVERNMENT
SECURITIES FUND                              00.0%        00.0%          00.0%
[INSERT INDEX]                               00.0%        00.0%          00.0%
LIPPER INTERMEDIATE
GOVERNMENT FUNDS
AVERAGE                                      00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The [Insert Index] is a widely recognized index of [ ] securities.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

22 PROSPECTUS

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOALS             High current income, while preserving capital and liquidity
INVESTMENT FOCUS             U.S. Treasury and government agency securities, and repurchase agreements
PRINCIPAL INVESTMENT         Attempts to increase income without adding undue risk by analyzing yields
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current income

         INVESTMENT STRATEGY
            The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, government agency securities, and repurchase agreements involving these securities. In selecting investments for the Fund, we try to increase income without adding undue risk by analyzing yields. We actively manage the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and our outlook on the market.
       MONEY MARKET FUNDS
         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 23

                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE U.S. TREASURY & REPO AVERAGE.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       5 YEARS      (6/8/92)
U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND                            00.0%        00.0%          00.0%
IBC/DONOGHUE
U.S. TREASURY &
REPO AVERAGE                                 00.0%        00.0%          00.0%

[INSERT 7-DAY YIELD OR PHONE NUMBER TO OBTAIN YIELD]
  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue U.S. Treasury &
  Repo Average is a widely recognized index of [          ].

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [ %] AND [ %], RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

24 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENT

     FUND INVESTMENT

       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

BOND FUNDS

                       INVESTMENT       U.S.         LIMITED-      SHORT-     SHORT-TERM   INVESTMENT    FLORIDA    GEORGIA
                       GRADE BOND    GOVERNMENT    TERM FEDERAL   TERM BOND      U.S.      GRADE TAX-     TAX-       TAX-
                          FUND       SECURITIES      MORTGAGE       FUND       TREASURY      EXEMPT      EXEMPT     EXEMPT
                                        FUND        SECURITIES                SECURITIES      BOND        BOND       BOND
                                                       FUND                      FUND         FUND        FUND       FUND
----------------------------------------------------------------------------------------------------------------------------
Asset-Backed
Securities                                                            X
----------------------------------------------------------------------------------------------------------------------------
Corporate
Debt Securities             X                                         X
----------------------------------------------------------------------------------------------------------------------------
Mortgage-
Backed Securities           X             X              X            X
----------------------------------------------------------------------------------------------------------------------------
Municipal Securities                                                                            X           X          X
----------------------------------------------------------------------------------------------------------------------------
U.S. Government
Securities                  X             X                                       X             X
----------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS

                                    PRIME QUALITY MONEY   U.S. GOVERNMENT SECURITIES     TAX-EXEMPT MONEY
                                        MARKET FUND            MONEY MARKET FUND           MARKET FUND
-----------------------------------------------------------------------------------------------------------
Bank Obligations                             X
-----------------------------------------------------------------------------------------------------------
Commercial Paper                             X                                                  X
-----------------------------------------------------------------------------------------------------------
Corporate Obligations                        X
-----------------------------------------------------------------------------------------------------------
Foreign Securities                           X
-----------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                             X
-----------------------------------------------------------------------------------------------------------
Municipal Securities                                                                            X
-----------------------------------------------------------------------------------------------------------
U.S.Treasury Securities                      X                         X
-----------------------------------------------------------------------------------------------------------

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. In addition, the Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Florida Tax-Exempt Bond Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, Georgia Tax-Exempt Bond Fund, Short-Term Bond Fund and the Short-Term U.S. Treasury Securities Fund each may shorten its average weighted maturity to as little as 90 days. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

                                                                   PROSPECTUS 25

                                       THE ADVISORS AND THEIR PORTFOLIO MANAGERS

        INVESTMENT ADVISORS

The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment programs. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.

STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Investment Grade Bond, Limited-Term Federal Mortgage Securities, Investment Grade Tax-Exempt Bond and Florida Tax-Exempt
Bond Funds. As of May 31, 1998, STI had approximately $      billion in assets
under management. For the fiscal year ended May 31, 1998, STI received advisory fees of:

INVESTMENT GRADE BOND FUND...................          %
INVESTMENT GRADE TAX-EXEMPT BOND FUND........          %
LIMITED-TERM FEDERAL MORTGAGE SECURITIES
  FUND.......................................          %
FLORIDA TAX-EXEMPT BOND FUND.................          %

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the U.S. Government Securities, Short-Term Bond, Short-Term U.S. Treasury Securities, Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market
Funds. As of May 31, 1998, Trusco had approximately $    billion in assets under
management. For the fiscal year ended May 31, 1998, Trusco received advisory fees of:

U.S. GOVERNMENT SECURITIES FUND..............          %
PRIME QUALITY MONEY MARKET FUND..............          %
SHORT-TERM BOND FUND.........................          %
U.S. GOVERNMENT SECURITIES MONEY MARKET
  FUND.......................................          %
SHORT-TERM U.S. TREASURY SECURITIES FUND.....          %
TAX-EXEMPT MONEY MARKET FUND.................          %

SunTrust Bank, Atlanta, 25 Park Place, Atlanta, Georgia 30303, serves as the Advisor to the Georgia Tax-Exempt Bond Fund. As of May 31, 1998, SunTrust Bank, Atlanta had approximately $40 billion under management. For the fiscal year ended May 31, 1998, SunTrust Bank, Atlanta received advisory fees of [ ]% for the Georgia Tax-Exempt Bond Fund.

The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. L. Earl Denney, CFA, has served as Senior Vice President of STI since 1983. He has managed the Investment Grade Bond Fund since it began operating in June 1992. He has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was fixed income portfolio manager with American National Bank.

The U.S. Government Securities Fund has been co-managed by Mr. Charles B. Leonard and Mr. Michael L. Ford since it began operating in June 1994. Mr.
Leonard, CFA, has served as First Vice President of Trusco since              ,
and has more than 25 years of investment experience. Mr. Ford has been an Associate of Trusco since April 1994, and has more than 11 years of investment experience. Prior to joining Trusco, Mr. Ford served as a senior securities analyst at Liberty Capital Advisors from 1992 to 1994 and served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.

The Limited-Term Federal Mortgage Securities Fund has been co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA, since it began operating in June 1994. Mr. Denney has served as Senior Vice President of STI since 1983. Mr. Denney has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was fixed income portfolio manager with American National Bank. Mr. West has served as a Vice President of STI since
             , and has served as a fixed-income portfolio manager with STI since 1989.

Mr. David Yealy has served as a Vice President of Trusco since            . He
has managed the Short-

26 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Term Bond Fund and Short-Term U.S. Treasury Securities Fund since July 1996. He
has more than   years of investment experience.

Mr. Ronald Schwartz, CFA, has served as a Senior Vice President since
             . He has managed the Investment Grade Tax-Exempt Bond Fund and Florida Tax-Exempt Bond Fund since each Fund began operating in June 1992 and
January 1994, respectively. He has more than   years of investment experience.
Prior to joining STI, he served as a trader at the Bank of Boston.

Ms. Gay Cash has served as a Vice President of SunTrust Bank, Atlanta since 1987. She has managed Georgia Tax-Exempt Bond Fund since it began operating in January 1994. She has more than 18 years of investment experience.

          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
Generally you may not purchase Trust Shares directly. Rather, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not purchase shares of a Money Market Fund on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for the Bond Funds, to receive the current Business Day's NAV, generally we must receive your purchase order from your financial institution before 4:00 p.m. Eastern time. For the Money Market Funds, your purchase order will be effective on the Business Day we receive it if:

- we receive your order before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund or before 1:00 p.m. Eastern time for the Prime Quality and U.S. Government Securities Money Market Funds; and

- we receive federal funds (readily available) before we calculate NAV (normally 4:00 p.m. Eastern time).

Otherwise, your purchase order will be effective the following Business Day, as long as we receive federal funds before we calculate NAV on that following day.
  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF FINANCIAL INSTITUTIONS
  You may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.

                                                                   PROSPECTUS 27

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW WE CALCULATE NAV
In calculating NAV for the Bond Funds, we generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If market prices are unavailable, or we think that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. We expect the NAV of each Money Market Fund to remain constant at $1.00 per share, although we cannot guarantee this.
  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting your financial institution. Your financial institution will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your financial institution. So, for the Bond Funds, to receive the current Business Day's NAV, generally we must receive your sale order from your financial institution before 4:00 p.m. Eastern time. For the Money Market Funds, your sale order will be effective on that same Business Day if we receive your order before:

- 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund; or

- 1:00 p.m. Eastern time for the Prime Quality Money Market and U.S. Government Securities Money Market Funds.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEMPTIONS IN KIND
We generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

28 PROSPECTUS

HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by                   , independent public
accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
Total Return

Ratios/Supplemental Data
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

1          Commencement of operations.
2          Total return excludes the effect of sales charge.
3          Annualized.

  SIMPLY SPEAKING . . .

  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                                   PROSPECTUS 29

                                                               OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares income dividends daily and pays these dividends monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.
  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OF FUND SHARES.

The Investment Grade Tax-Exempt Bond, Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, and Tax-Exempt Money Market Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.
  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

30 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.
SunTrust Bank, Atlanta

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

BY E-MAIL:
xxxxxxxxxxxxxxxx

BY INTERNET:
http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website
("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

[GRAPHIC]


STI CLASSIC FUNDS-EQUITY FUNDS
TRUST SHARES

PROSPECTUS


     October 1, 1998





     BALANCED FUND

     CAPITAL GROWTH FUND

     EMERGING MARKETS EQUITY FUND

     INTERNATIONAL EQUITY FUND

     INTERNATIONAL EQUITY INDEX FUND

     MID-CAP EQUITY FUND

     SMALL CAP EQUITY FUND

     SUNBELT EQUITY FUND

     VALUE INCOME STOCK FUND




     INVESTMENT ADVISORS
     TO THE FUNDS:

     STI CAPITAL MANAGEMENT, N.A.

     TRUSCO CAPITAL MANAGEMENT, INC.
     (the "Advisors")





     -----------------
     STI Classic Funds
     -----------------





     The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  BALANCED FUND
        4  CAPITAL GROWTH FUND
        6  EMERGING MARKETS EQUITY FUND
        8  INTERNATIONAL EQUITY FUND
       10  INTERNATIONAL EQUITY INDEX FUND
       12  MID-CAP EQUITY FUND
       14  SMALL CAP EQUITY FUND
       16  SUNBELT EQUITY FUND
       18  VALUE INCOME STOCK FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       20  EACH FUND'S PRINCIPAL INVESTMENTS
       20  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       21  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       23  HISTORICAL FINANCIAL INFORMATION
           ABOUT EACH FUND
       24  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS
       24  TAXES
       26  HOW TO OBTAIN MORE INFORMATION
           ABOUT THE STI CLASSIC FUNDS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[ICON] FUND SUMMARY
       INVESTMENT STRATEGY
[ICON]
       WHAT ARE THE RISKS OF INVESTING?
[ICON]
       PERFORMANCE INFORMATION
[ICON]
       WHAT IS AN INDEX?
[ICON]
       FUND FEES AND EXPENSES
[ICON]
       FUND INVESTMENTS
[ICON]
       INVESTMENT ADVISORS
[ICON]
       PURCHASING FUND SHARES
[ICON]

--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Equity Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been more subject to price fluctuation in the short run.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. But, we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Investment Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

2 PROSPECTUS

BALANCED FUND

       FUND SUMMARY

INVESTMENT GOALS             Capital appreciation and current income
INVESTMENT FOCUS
  PRIMARY                    U.S. common stocks
  SECONDARY                  Bonds
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify companies with a history of
STRATEGY                     earnings growth and bonds with minimal risk
INVESTOR PROFILE             Investors who want income from their investment as
                             well as an increase in its value

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Balanced Fund invests in common stocks of U.S. companies, convertible securities, and investment grade fixed income obligations (bonds). In selecting stocks for the Fund, we attempt to identify high-quality companies with a history of earnings growth. In selecting bonds, we try to minimize risk while attempting to outperform selected market indices.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests in both common stocks and bonds. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the value of bonds held by the Fund may decline due to rising interest rates. An issuer may be unable to make timely payments of principal or interest. The Fund may have more assets than usual invested in bonds during periods of rising interest rates or less assets than usual invested in bonds during falling interest rates. Some investment grade bonds may have speculative characteristics. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 3

                                                                   BALANCED FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERFORMANCE OF THE FUND'S TRUST TO THOSE OF THE S&P 500 INDEX, LEHMAN GOVERNMENT/CORPORATE BOND INDEX AND THE LIPPER BALANCED FUNDS AVERAGE.THE LIPPER BALANCED FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (1/3/94)
BALANCED FUND                                00.0%        00.0%          00.0%
S&P 500 INDEX                                00.0%        00.0%          00.0%
LEHMAN GOVERNMENT/ CORPORATE BOND
INDEX                                        00.0%        00.0%          00.0%
LIPPER BALANCED FUNDS AVERAGE                00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of U.S. common stock prices. The Lehman Government/Corporate Bond Index is a widely recognized index of U.S. government and corporate bond prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [     %] AND [     %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

4 PROSPECTUS

CAPITAL GROWTH FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow, but do not need to receive income on their
                             investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Capital Growth Fund invests primarily in U.S. common stocks and other equity securities that we believe are undervalued by the stock market. In selecting investments for the Fund, we choose companies that we believe have above average growth potential. We rotate the Fund's investments among various market sectors based on our research of business cycles. Our strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 5

                                                             CAPITAL GROWTH FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX AND THE LIPPER GROWTH FUNDS AVERAGE. THE LIPPER GROWTH FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       5 YEARS      (6/8/92)
CAPITAL GROWTH FUND                          00.0%        00.0%          00.0%
S&P 500 INDEX                                00.0%        00.0%          00.0%
LIPPER GROWTH FUNDS AVERAGE                  00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of U.S. common stock prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [     %] AND [     %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

6 PROSPECTUS

EMERGING MARKETS EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Long term capital appreciation
INVESTMENT FOCUS             Undervalued foreign common stocks
SHARE PRICE VOLATILITY       Very High
PRINCIPAL INVESTMENT         Focus on individual stocks and companies in an
STRATEGY                     attempt to identify attractively priced investments
INVESTOR PROFILE             Aggressive long-term investors who are willing to
                             accept the volatility of of emerging markets for
                             the possibility of higher returns

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
             The Emerging Markets Equity Fund invests primarily in common stocks and other equity securities of foreign issuers located in emerging market countries. An emerging market country is a country that the World Bank or the United Nations considers to be emerging or developing. Our "bottom-up" strategy focuses on individual stocks and companies. Through research, we attempt to identify investments that we feel are attractively priced relative to the current market. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Investments in foreign markets may be more volatile than investments in U.S. markets. Investments in emerging foreign markets may be more volatile than investments in developed foreign markets. Diplomatic, political or economic developments in a foreign country may cause investments in that country to lose money. These developments may occur more frequently in emerging market countries. Emerging market securities may be even more susceptible to political or economic developments than those in more developed countries. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Some emerging market countries may have little to no accounting or financial reporting standards. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. There may be little to no supervision and regulation in some emerging market countries.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 7

                                                    EMERGING MARKETS EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERFORMANCE OF THE TRUST SHARES FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MSCI EMERGING MARKETS FREE INDEX.

                                                               SINCE INCEPTION
                                                  1 YEAR       (3/29/96)
EMERGING MARKETS EQUITY FUND                            00.0%          00.0%
MSCI EMERGING MARKETS FREE INDEX                        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Free Index is a widely recognized index of equity securities of companies from emerging market countries.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [     %] AND [     %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

8 PROSPECTUS

INTERNATIONAL EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Long-term capital appreciation
INVESTMENT FOCUS             Foreign common stocks
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Attempts to identify undervalued companies with
STRATEGY                     good fundamentals
INVESTOR PROFILE             Investors who want an increase in the value of
                             their investment without regard to income; are
                             willing to accept the increased risks of
                             international investing for the possibility of
                             higher returns; and want exposure to a diversified
                             portfolio of international stocks

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
             The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. In selecting investments for the Fund, we diversify the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Our "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. Our goal is to find companies with top management, quality products and sound financial positions, that are trading at a discount. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1995, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 9

                                                       INTERNATIONAL EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MSCI EAFE INDEX.

                                                               SINCE INCEPTION
                                                  1 YEAR       (2/2/95)
INTERNATIONAL EQUITY FUND                               00.0%          00.0%
MSCI EAFE INDEX                                         00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of equity securities of companies located in Europe, Australia and the Far East.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [     %] AND [     %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

10 PROSPECTUS

INTERNATIONAL EQUITY INDEX FUND

       FUND SUMMARY

INVESTMENT GOAL              To provide investment results that correspond to
                             the performance of the MSCI EAFE-GDP Index
INVESTMENT FOCUS             Foreign common stocks in MSCI EAFE-GDP Index
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Statistical analysis to track the Index
STRATEGY
INVESTOR PROFILE             Aggressive investors who want exposure to foreign
                             markets and are willing to accept the increased
                             risks of foreign investing for the possibility of
                             higher returns

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, we choose companies included in the MSCI EAFE-GDP Index, an index of equity securities of companies located in Europe, Australia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of stocks within the Index using a statistical process. So, the Fund will not hold all stocks included in the Index.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments in a may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 11

                                                 INTERNATIONAL EQUITY INDEX FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MSCI EAFE-GDP INDEX.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (9/1/94)
INTERNATIONAL EQUITY
INDEX FUND                                   00.0%        00.0%          00.0%
MSCI EAFE-GDP INDEX                          00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Index is a widely recognized index of equity securities of companies located in Europe, Australia and the Far East.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [     %] AND [     %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

12 PROSPECTUS

MID-CAP EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY       Moderate to high
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential at an attractive price
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow and who are willing to accept more volatility
                             for the possibility of higher returns

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we choose companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $7 billion) and that have above average growth potentials at attractive prices. We evaluate companies based on their industry sectors and the market in general. The Fund maintains large holdings in the industries that appear to perform best during a given business cycle. We analyze companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. We do not consider current income in selecting investments for the Fund. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in mid-cap common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 13

                                                             MID-CAP EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P MIDCAP 400 INDEX.

                                                                 SINCE FUND
                                                                 INCEPTION
                                       1 YEAR       3 YEARS      (1/3/94)
MID-CAP EQUITY FUND                          00.0%        00.0%          00.0%
S&P MIDCAP 400 INDEX                         00.0%        00.0%          00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of securities in a particular market or market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P MidCap 400 Index is a widely recognized index of U.S. mid-cap common stock prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [     %] AND [     %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

14 PROSPECTUS

SMALL CAP EQUITY FUND
     (CURRENTLY CLOSED TO
NEW INVESTORS)

       FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                    Capital appreciation
  SECONDARY                  Current income
INVESTMENT FOCUS             U.S. small-cap common stocks
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify undervalued small-cap stocks
STRATEGY
INVESTOR PROFILE             Investors who primarily want the value of their
                             investment to grow, but want to receive some income
                             from their investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Small Cap Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, we choose common stocks of small sized companies (i.e., companies with market capitalizations under $1 billion) that we believe are undervalued in the market.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in small-cap common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it as not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 15

                                                           SMALL CAP EQUITY FUND
                                             (CURRENTLY CLOSED TO NEW INVESTORS)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE RUSSELL 2000 INDEX.

                                                                  SINCE
                                                                  INCEPTION
                                        1 YEAR       3 YEARS      (8/31/94)
SMALL CAP EQUITY FUND                         00.0%        00.0%         00.0%
RUSSELL 2000 INDEX                            00.0%        00.0%         00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of U.S. small-cap common stock prices.

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [     %] AND [     %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

16 PROSPECTUS

SUNBELT EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             Southern U.S. common stocks
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Attempts to identify companies with positive
STRATEGY                     earnings trends
INVESTOR PROFILE             Aggressive investors with long-term investment
                             goals who are willing to accept higher volatility
                             for the possibility of higher returns

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Sunbelt Equity Fund invests substantially all of its assets in common stocks and other equity securities of companies in the southern region of the U.S. These companies are headquartered and/or conduct a substantial portion of their business in the southern region of the U.S., which includes Texas, Arkansas, Alabama, Mississippi, Tennessee, Kentucky, Florida, Virginia, Georgia, North Carolina, South Carolina and Louisiana. Our investment strategy is based on the belief that a portfolio of companies in this region with positive earnings trends will generate above-average returns over time. This focus on favorable earnings characteristics is the cornerstone of our philosophy. We do not consider current income in selecting investments for the Fund.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in southern U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Because the Fund focuses its investments in southern companies, economic conditions in or government policies imposed by southern states may cause the Fund to be more volatile than an equity fund that invests in companies located across the U.S.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1994, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 17

                                                             SUNBELT EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE RUSSELL 2000 INDEX AND THE S&P SMALLCAP 600 INDEX.

                                                                  SINCE
                                                                  INCEPTION
                                        1 YEAR       5 YEARS      (12/1/80)
SUNBELT EQUITY FUND                           00.0%        00.0%         00.0%
RUSSELL 2000 INDEX                            00.0%        00.0%         00.0%
S&P SMALLCAP 600 INDEX                        00.0%        00.0%         00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of U.S. small-cap common stock prices. The S&P SmallCap 600 Index is a widely recognized index of U.S. small cap common stock prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [     %] AND [     %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

18 PROSPECTUS

VALUE INCOME STOCK FUND

       FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                    Current income
  SECONDARY                  Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify high dividend-paying,
STRATEGY                     undervalued stocks
INVESTOR PROFILE             Investors who are looking for current income and
                             capital appreciation with less volatility than the
                             average stock fund

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we primarily choose companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. We focus on high dividend-paying stocks that trade below their historical value. Our "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, common stocks held by the Fund may stop paying dividends or pay less in dividends than we expected.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 19

                                                         VALUE INCOME STOCK FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX AND THE LIPPER EQUITY INCOME FUNDS AVERAGE. THE LIPPER EQUITY INCOME FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                                  SINCE
                                                                  INCEPTION
                                        1 YEAR       5 YEARS      (10/31/89)
VALUE INCOME STOCK FUND                       00.0%        00.0%         00.0%
S&P 500 INDEX                                 00.0%        00.0%         00.0%
LIPPER EQUITY INCOME
FUNDS AVERAGE                                 00.0%        00.0%         00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of U.S. common stock prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
EXPENSES ARE [     %] AND [     %], RESPECTIVELY. The Advisor could discontinue
these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page XX.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.00%
Other Expenses                                                0.00%
                                                          ---------
Total Annual Fund Operating Expenses                          0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
$0000        $0000        $0000        $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

20 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENT

     FUND INVESTMENT
       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

                                  CAPITAL     VALUE    SMALL CAP   MID-CAP   BALANCED    SUNBELT   INTERNATIONAL  INTERNATIONAL
                                  GROWTH     INCOME     EQUITY     EQUITY      FUND      EQUITY       EQUITY         EQUITY
                                   FUND       STOCK      FUND       FUND                  FUND         FUND           INDEX
                                              FUND
-------------------------------------------------------------------------------------------------------------------------------
Fixed Income Obligations                                                         X
-------------------------------------------------------------------------------------------------------------------------------
Equity Securities                    X          X          X          X          X          X            X              X
-------------------------------------------------------------------------------------------------------------------------------

                                  EMERGING
                                  MARKETS
                                   EQUITY
                                    FUND
-------------------------------
Fixed Income Obligations
-------------------------------
Equity Securities                    X
-------------------------------

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.
The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

        INVESTMENT ADVISORS
The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment program. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.
STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Capital Growth, Value Income Stock, Small Cap Equity, Mid-Cap Equity, Balanced, International Equity and Emerging Markets
Equity Funds. As of May 31, 1998, STI Capital had approximately     billion in
assets under management. For the fiscal year ended May 31, 1998, STI Capital received advisory fees of:

CAPITAL GROWTH FUND..........................          %
VALUE INCOME STOCK FUND......................          %
SMALL CAP EQUITY FUND........................          %
MID-CAP EQUITY FUND..........................          %
BALANCED FUND................................          %
INTERNATIONAL EQUITY FUND....................          %
EMERGING MARKETS EQUITY FUND.................          %

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Sunbelt Equity Fund. As of May 31,
1998, Trusco had approximately     billion in assets under management. For the
fiscal year ended May 31, 1998, Trusco received advisory fees of [    ]%.
STI and Trusco co-manage the International Equity Index Fund. For the fiscal year ended May 31, 1998, STI and Trusco received and shared advisory fees of
    %.
The Advisors may use their affiliates as brokers for Fund transactions. PORTFOLIO MANAGERS
Mr. Anthony Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Growth Fund since it began operating in June 1992. He has more than 30 years of investment experience. Prior to joining
STI, Mr. Gray served as             .
Mr. Mills Riddick, CFA, has served as Senior Vice President of STI since      .
He has managed the Value Income Stock Fund since April 1995. He has more than 15 years of investment experience, and has been a portfolio manager at STI since 1989. Prior to joining STI, Mr. Riddick served as a broker with Drexel Burnham Lambert.

                                                                   PROSPECTUS 21

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

Mr. Brett Barner, CFA, has served as Vice President of STI since      . He has
managed the Small Cap Equity Fund since it began operating in January 1997. He has more than 10 years of investment experience and has been a portfolio manager with STI since 1990. Prior to joining STI, Mr. Barner served as a consultant with Drexel Burnham Lambert and Shearson Lehman Brothers.

Mr. Elliott A. Perny has served as Senior Executive Vice President of STI since September 1992. He has managed the Mid-Cap Equity Fund since October 1996. He has more than 25 years of investment experience, and has served as a portfolio manager at STI since 1991. Prior to joining STI, Mr. Perny served as a portfolio manager at Florida National Bank and Atlantic Bank.

The Balanced Fund is co-managed by Mr. Anthony R. Gray and Mr. L. Earl Denney, CFA. Mr. Gray manages the equity portion of the Fund. Mr. Denney, CFA, has served as Senior Vice President of STI since 1983, has more than 20 years of investment experience. Prior to joining STI, Mr. Denney served as a fixed income portfolio manager with American National Bank.

Mr. James Foster has served as Vice President of Trusco since 1989. He has managed the Sunbelt Equity Fund since it began operating in January 1994. He has more than 27 years of investment experience.

Mr. Ned Dau has served as Vice President of STI since      . He has managed the
International Equity and Emerging Markets Equity Funds since May 1997. He has
more than      years of investment experience. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997 and for the Principal Financial Group from 1992 to 1995.

          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
Generally you may not purchase Trust Shares directly. Rather, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, if you want to receive the current Business Day's NAV, generally we must receive your purchase order from your financial institution before 4:00 p.m. Eastern time.

22 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF FINANCIAL INSTITUTIONS
  You may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.

HOW WE CALCULATE NAV
In calculating NAV, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.
  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting your financial institution. Your financial institution will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your financial institution.
  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEMPTIONS IN KIND
We generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

                                                                   PROSPECTUS 23

                                                HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by                   , independent public
accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
Total Return

Ratios/Supplemental Data
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

1          Commencement of operations.
2          Total return excludes the effect of sales charge.
3          Annualized.

  SIMPLY SPEAKING . . .

  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

24 PROSPECTUS

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income quarterly, except the International Equity, International Equity Index and Emerging Markets Equity Funds. These Funds distribute income annually. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.
  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OF FUND SHARES.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.
  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

                                                                   PROSPECTUS 25

                                                                           NOTES

26 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

BY E-MAIL:
xxxxxxxxxxxxxxxx

BY INTERNET:
http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

[GRAPHIC]


STI CLASSIC FUNDS--EQUITY FUNDS
FLEX AND INVESTOR SHARES

PROSPECTUS


     October 1, 1998






     BALANCED FUND

     CAPITAL GROWTH FUND

     INTERNATIONAL EQUITY FUND

     INTERNATIONAL EQUITY INDEX FUND

     MID-CAP EQUITY FUND

     SMALL CAP EQUITY FUND

     SUNBELT EQUITY FUND

     VALUE INCOME STOCK FUND




     INVESTMENT ADVISORS
     TO THE FUNDS:

     STI CAPITAL MANAGEMENT, N.A.

     TRUSCO CAPITAL MANAGEMENT, INC.
     (the "Advisors")







     -----------------
     STI Classic Funds
     -----------------




     The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and Flex Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  BALANCED FUND
        4  CAPITAL GROWTH FUND
        6  INTERNATIONAL EQUITY FUND
        8  INTERNATIONAL EQUITY INDEX FUND
       10  MID-CAP EQUITY FUND
       12  SMALL CAP EQUITY FUND
       14  SUNBELT EQUITY FUND
       16  VALUE INCOME STOCK FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       18  EACH FUND'S PRINCIPAL INVESTMENTS
       18  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       19  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       24  HISTORICAL FINANCIAL INFORMATION ABOUT EACH FUND
       25  HOW FUND SHARES ARE DISTRIBUTED
       26  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS
       26  TAXES
       30  HOW TO OBTAIN MORE INFORMATION ABOUT THE STI
           CLASSIC FUNDS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[ICON] FUND SUMMARY
       INVESTMENT STRATEGY
[ICON]
       WHAT ARE THE RISKS OF INVESTING?
[ICON]
       PERFORMANCE INFORMATION
[ICON]
       WHAT IS AN INDEX?
[ICON]

       FUND FEES AND EXPENSES
[ICON]
       SALES LOADS
[ICON]
       FUND INVESTMENTS
[ICON]
       INVESTMENT ADVISORS
[ICON]
       PURCHASING FUND SHARES
[ICON]

--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Equity Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been more subject to price fluctuation in the short run.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. But, we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Investment Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

CHOOSING INVESTOR OR FLEX SHARES

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

INVESTOR SHARES
- Front-end sales charge
- Lower annual expenses
- $2,000 minimum initial investment

FLEX SHARES
- Deferred sales charge
- Higher annual expenses
- $10,000 minimum initial investment

         SALES LOADS

This table describes the shareholder fees and expenses that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund. These fees are in addition to the fees and expenses that you pay indirectly by holding Fund shares (see "Fund Fees and Expenses" for each Fund).

                                     INVESTOR SHARES  FLEX SHARES
SHAREHOLDER FEES
                                          3.75%          None
Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of offering
price)*
                                          None           2.00%
Maximum Deferred
Sales Charge (Load)
(as a percentage of net asset
value)**

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."

2 PROSPECTUS

BALANCED FUND

       FUND SUMMARY

INVESTMENT GOALS             Capital appreciation and current income
INVESTMENT FOCUS
 PRIMARY                     U.S. common stocks
 SECONDARY                   Bonds
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify companies with a history of
STRATEGY                     earnings growth and bonds with minimal risk
INVESTOR PROFILE             Investors who want income from their investment
                             as well as an increase in its value

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Balanced Fund invests in common stocks of U.S. companies, convertible securities, and investment grade fixed income obligations (bonds). In selecting stocks for the Fund, we attempt to identify high-quality companies with a history of earnings growth. In selecting bonds, we try to minimize risk while attempting to outperform selected market indices.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests in both common stocks and bonds. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the value of bonds held by the Fund may decline due to rising interest rates. An issuer may be unable to make timely payments of principal or interest. The Fund may have more assets than usual invested in bonds during periods of rising interest rates or less assets than usual invested in bonds during falling interest rates. Some investment grade bonds may have speculative characteristics. Fixed income securities regardless of credit quality, also experience price volatility, especially in response to interest rate changes.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 3

                                                                   BALANCED FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX, LEHMAN
GOVERNMENT/CORPORATE BOND INDEX AND THE LIPPER GROWTH FUNDS AVERAGE. THE LIPPER BALANCED FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                          SINCE FUND
                                                          INCEPTION
                                    1 YEAR     5 YEARS    (1/4/94)
BALANCED FUND
 Investor Shares                    00.0%      00.0%      00.0%
 Flex Shares                        00.0%      00.0%      00.0%
S&P 500 INDEX                       00.0%      00.0%      00.0%
LEHMAN GOVERNMENT/
CORPORATE BOND INDEX                00.0%      00.0%      00.0%
LIPPER BALANCED
FUNDS AVERAGE                       00.0%      00.0%      00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of U.S. common stock prices. The Lehman Government/Corporate Bond Index is a widely recognized index of U.S. government and corporate bond prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT
ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [    %],
[    %] AND [    %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR
SHARES AT
THE END OF THE
PERIOD:             1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares    $0000      $0000      $0000      $0000
Flex Shares        $0000      $0000      $0000      $0000
IF YOU DO NOT
SELL YOUR SHARES:
Investor Shares    $0000      $0000      $0000      $0000
Flex Shares        $0000      $0000      $0000      $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

4 PROSPECTUS

CAPITAL GROWTH FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow, but do not need to receive income on their
                             investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Capital Growth Fund invests primarily in U.S. common stocks and other equity securities that we believe are undervalued by the stock market. In selecting investments for the Fund, we choose companies that we believe have above average growth potential. We rotate the Fund's investments among various market sectors based on our research of business cycles. Our strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles and with periods of rising prices and periods of falling prices. This price volatility the principal risk of investing in the Fund.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 5

                                                             CAPITAL GROWTH FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX AND THE LIPPER GROWTH FUNDS AVERAGE. THE LIPPER GROWTH FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                          SINCE FUND
                                                          INCEPTION
                                    1 YEAR     5 YEARS    (6/9/92)
CAPITAL GROWTH FUND
 Investor Shares                    00.0%      00.0%      00.0%
 Flex Shares                        00.0%      00.0%      00.0%
S&P 500 INDEX                       00.0%      00.0%      00.0%
LIPPER GROWTH
FUNDS AVERAGE                       00.0%      00.0%      00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of U.S. common stock prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [ %], [ %] AND [ %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:        1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

6 PROSPECTUS

INTERNATIONAL EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Long-term capital appreciation
INVESTMENT FOCUS             Foreign common stocks
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Attempts to identify undervalued companies with
STRATEGY                     good fundamentals
INVESTOR PROFILE             Investors who want an increase in the value of
                             their investment without regard to income; are
                             willing to accept the increased risks of
                             international investing for the possibility of
                             higher returns; and want exposure to a diversified
                             portfolio of international stocks

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. In selecting investments for the Fund, we diversify the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Our "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. Our goal is to find companies with top management, quality products and sound financial positions, that are trading at a discount. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.
      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses. The periods prior to December 1995, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The periods from December 1995 to January 1996 represent the performance of Trust Shares of the Fund. Trust Shares have lower expenses than Investor and Flex Shares, which results in higher performance shown below. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. THE PERIODS FROM JANUARY 1996 TO THE PRESENT REPRESENT THE PERFORMANCE OF INVESTOR SHARES OF THE FUND. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

       BEST QUARTER                 WORST QUARTER
     XX.XX% (XX/XX/XX)            XX.XX% (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 7

                                                       INTERNATIONAL EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MSCI EAFE INDEX.

                                                             SINCE
                                                             INCEPTION
                                                  1 YEARS    (2/2/95)
INTERNATIONAL EQUITY FUND
 Investor Shares                                  00.0%      00.0%
 Flex Shares                                      00.0%      00.0%
MSCI EAFE INDEX                                   00.0%      00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of equity securities of companies located in Europe, Australia and the Far East.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [ %], [ %] AND [ %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:       1 YEAR     3 YEARS    5 YEARS    10 YEARS
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000

IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

8 PROSPECTUS

INTERNATIONAL EQUITY INDEX FUND

       FUND SUMMARY

INVESTMENT GOAL              To provide investment results that correspond to
                             the performance of the MSCI EAFE-GDP Index
INVESTMENT FOCUS             Foreign common stocks in MSCI EAFE-GDP Index
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Statistical analysis to track the Index
STRATEGY
INVESTOR PROFILE             Aggressive investors who want exposure to foreign
                             markets and are willing to accept the increased
                             risks of foreign investing for the possibility of
                             higher returns

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, we choose companies included in the MSCI EAFE-GDP Index, an index of equity securities of companies located in Europe, Australia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of stocks within the Index using a statistical process. So, the Fund will not hold all stocks included in the Index.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                    PROSPECTUS 9

                                                 INTERNATIONAL EQUITY INDEX FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MSCI EAFE-GDP INDEX.

                                                          SINCE FUND
                                                          INCEPTION
                                     1 YEAR     5 YEARS   (6/6/94)
INTERNATIONAL EQUITY INDEX FUND
 Investor Shares                    00.0%      00.0%      00.0%
 Flex Shares                        00.0%      00.0%      00.0%
MSCI EAFE-GDP INDEX                 00.0%      00.0%      00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Index is a widely recognized index of equity securities of companies located in Europe, Australia and the Far East.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [ %], [ %] AND [ %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:        1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

10 PROSPECTUS

MID-CAP EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY       Moderate to high
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential at an attractive price
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow and who are willing to accept more volatility
                             for the possibility of higher returns

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we choose companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $7 billion) and that have above average growth potentials at attractive prices. We evaluate companies based on their industry sectors and the market in general. The Fund maintains large holdings in the industries that appear to perform best during a given business cycle. We analyze companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. We do not consider current income in selecting investments for the Fund. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in mid-cap common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 11

                                                             MID-CAP EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P MIDCAP 400 INDEX.

                                                          SINCE FUND
                                                          INCEPTION
                                    1 YEAR     5 YEARS    (2/1/94)
MID-CAP EQUITY FUND  Investor
Shares                              00.0%      00.0%      00.0%
 Flex Shares                        00.0%      00.0%      00.0%
S&P MIDCAP 400 INDEX                00.0%      00.0%      00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P MidCap 400 Index is a widely recognized index of U.S. mid-cap common stock prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [ %], [ %] AND [ %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:        1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

12 PROSPECTUS

SMALL CAP EQUITY FUND
     (CURRENTLY CLOSED TO
NEW INVESTORS)

       FUND SUMMARY

INVESTMENT GOALS
 PRIMARY                     Capital appreciation
 SECONDARY                   Current income
INVESTMENT FOCUS             U.S. small-cap common stocks
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify undervalued small-cap stocks
STRATEGY
INVESTOR PROFILE             Investors who primarily want the value of their
                             investment to grow, but want to receive some income
                             from their investment

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Small Cap Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, we choose common stocks of small sized companies (i.e., companies with market capitalizations under $1 billion) that we believe are undervalued in the market.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in small-cap common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The periods from January 1997 to June 1997 represent the performance of Trust Shares of the Fund. The periods from June 1997 to the present represent the performance of Flex Shares of the Fund. Trust Shares have lower expenses than Flex Shares, which results in higher performance shown below. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been the collective fund's performance would have been lower.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 13

                                                           SMALL CAP EQUITY FUND
                                             (CURRENTLY CLOSED TO NEW INVESTORS)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE RUSSELL 2000 INDEX.

                                                            SINCE
                                                            INCEPTION
                                      1 YEAR     5 YEARS    (8/31/94)
SMALL CAP EQUITY FUND                 00.0%      00.0%      00.0%
RUSSELL 2000 INDEX                    00.0%      00.0%      00.0%

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of U.S. small-cap common stock prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [ %], [ %] AND [ %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 FLEX SHARES
Investment Advisory Fees                                                                0.00%
Distribution and Service (12b-1) Fees                                                   0.00%
Other Expenses                                                                          0.00%
                                                                                 ------------
Total Annual Fund Operating Expenses                                                    0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:        1 YEAR     3 YEARS    5 YEARS   10 YEARS
Flex Shares                  $0000      $0000      $0000      $0000
IF YOU DO NOT SELL YOUR
SHARES:
Flex Shares                  $0000      $0000      $0000      $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

14 PROSPECTUS

SUNBELT EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             Southern U.S. common stocks
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Attempts to identify companies with positive
STRATEGY                     earnings trends
INVESTOR PROFILE             Aggressive investors with long-term investment
                             goals who are willing to accept higher volatility
                             for the possibility of higher returns

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Sunbelt Equity Fund invests substantially all of its assets in common stocks and other equity securities of companies in the southern region of the U.S. These companies are headquartered and/or conduct a substantial portion of their business in the southern region of the U.S., which includes Texas, Arkansas, Alabama, Mississippi, Tennessee, Kentucky, Florida, Virginia, Georgia, North Carolina, South Carolina and Louisiana. Our investment strategy is based on the belief that a portfolio of companies in this region with positive earnings trends will generate above average returns over time. This focus on favorable earnings characteristics is the cornerstone of our philosophy. We do not consider current income in selecting investments for the Fund.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in southern U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Because the Fund focuses its investments in southern companies, economic conditions in or government policies imposed by southern states may cause the Fund to be more volatile than an equity fund that invests in companies located across the U.S.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses. The periods prior to January 1994, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Investor Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. THE PERIODS FROM JANUARY 1994 TO THE PRESENT REPRESENT THE PERFORMANCE OF THE INVESTOR SHARES OF THE FUND. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 15

                                                             SUNBELT EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE RUSSELL 2000 INDEX AND THE S&P SMALLCAP 600 INDEX.

                                                            SINCE
                                                            INCEPTION
                                      1 YEAR     5 YEARS    (12/1/80)
SUNBELT EQUITY FUND
 Investor Shares                      00.0%      00.0%      00.0%
 Flex Shares*                         00.0%      00.0%      00.0%
RUSSELL 2000 INDEX                    00.0%      00.0%      00.0%
S&P SMALLCAP 600 INDEX                00.0%      00.0%      00.0%

* THE PERIODS FROM JANUARY 1994 TO JUNE 1995 REPRESENT THE PERFORMANCE OF INVESTOR SHARES OF THE FUND.
  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of U.S. small-cap common stock prices. The S&P SmallCap 600 Index is a widely recognized index of U.S. small cap common stock prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.
This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT
ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [    %], [  %]
AND [ %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:        1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

16 PROSPECTUS

VALUE INCOME STOCK FUND

       FUND SUMMARY

INVESTMENT GOALS
 PRIMARY                     Current income
 SECONDARY                   Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify high dividend-paying,
STRATEGY                     undervalued stocks
INVESTOR PROFILE             Investors who are looking for current income and
                             capital appreciation with less volatility than the
                             average stock fund

            TOP FIVE HOLDINGS
              AS OF X/XX/XX*
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name
Copy To Come...................        00%
Holding Name Copy To Come......        00%
Holding Name Copy To Come......        00%
* HOLDINGS MAY VARY

         INVESTMENT STRATEGY
            The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we primarily choose companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. We focus on high dividend-paying stocks that trade below their historical value. Our "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, common stocks held by the Fund may stop paying dividends or pay less in dividends than we expected.

      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses. The periods prior to February 1993, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Investor Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE PERIODS FROM FEBRUARY 1993 TO THE PRESENT REPRESENT THE PERFORMANCE OF THE FUND'S INVESTOR SHARES. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                    [CHART]

BEST QUARTER   WORST QUARTER
   XX.XX%          XX.XX%
 (XX/XX/XX)      (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS XX.X%.

                                                                   PROSPECTUS 17

                                                         VALUE INCOME STOCK FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX AND THE LIPPER GROWTH FUNDS AVERAGE. THE LIPPER EQUITY INCOME FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL.

                                                           SINCE
                                                           INCEPTION
                                     1 YEAR     5 YEARS    (10/31/80)
VALUE INCOME STOCK FUND
 Investor Shares                     00.0%      00.0%      00.0%
 Flex Shares*                        00.0%      00.0%      00.0%
S&P 500 INDEX                        00.0%      00.0%      00.0%
LIPPER EQUITY INCOME
FUNDS AVERAGE                        00.0%      00.0%      00.0%

* THE PERIODS FROM FEBRUARY 1993 TO JUNE 1995 REPRESENT THE PERFORMANCE OF INVESTOR SHARES OF THE FUND.

  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of U.S. common stock prices.

FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages X and XX of this prospectus.

This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE [ %], [ %] AND [ %], RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES           FLEX SHARES
Investment Advisory Fees                                                                  0.00%                 0.00%
Distribution and Service (12b-1) Fees                                                     0.00%                 0.00%
Other Expenses                                                                            0.00%                 0.00%
                                                                                         ------                ------
Total Annual Fund Operating Expenses                                                      0.00%                 0.00%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:        1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000

IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares              $0000      $0000      $0000      $0000
Flex Shares                  $0000      $0000      $0000      $0000

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. These expenses are deducted from the Fund's income. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets.

18 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENT

     FUND INVESTMENT

       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

                       CAPITAL   VALUE INCOME   SMALL CAP    MID-CAP   BALANCED    SUNBELT   INTERNATIONAL  INTERNATIONAL
                       GROWTH     STOCK FUND      EQUITY     EQUITY      FUND      EQUITY     EQUITY FUND   EQUITY INDEX
                        FUND                       FUND       FUND                  FUND
-------------------------------------------------------------------------------------------------------------------------
Fixed Income
Obligations                                                                X
-------------------------------------------------------------------------------------------------------------------------
Equity Securities         X            X            X           X          X          X            X              X
-------------------------------------------------------------------------------------------------------------------------

Each Fund may also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

        INVESTMENT ADVISORS

The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment program. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.

STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Capital Growth, Value Income Stock, Small Cap Equity, Mid-Cap Equity, Balanced, and International Equity Funds. As of May 31,
1998, STI Capital had approximately $    billion in assets under management. For
the fiscal year ended May 31, 1998, STI Capital received advisory fees of:

BALANCED FUND................................          %
CAPITAL GROWTH FUND..........................          %
INTERNATIONAL EQUITY FUND....................          %
MID-CAP EQUITY FUND..........................          %
SMALL CAP EQUITY FUND........................          %
VALUE INCOME STOCK FUND......................          %

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Sunbelt Equity Fund. As of May 31,
1998, Trusco had approximately $     billion in assets under management. For the
fiscal year ended May 31, 1998, Trusco received advisory fees of [ ]%.

STI and Trusco co-manage the International Equity Index Fund. For the fiscal year ended May 31, 1998, STI and Trusco received and shared advisory fees of
   %.

The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Anthony Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Growth Fund since it began operating in June 1992. He has more than 30 years of investment experience. Prior to joining
STI, Mr. Gray served as                 .

Mr. Mills Riddick, CFA, has served as Senior Vice President of STI since
                . He has managed the Value Income Stock Fund since April 1995.

                                                                   PROSPECTUS 19

                                                EACH FUND'S PRINCIPAL INVESTMENT

He has more than 15 years of investment experience, and has been a portfolio manager at STI since 1989. Prior to joining STI, Mr. Riddick served as a broker with Drexel Burnham Lambert.

Mr. Brett Barner, CFA, has served as Vice President of STI since              .
He has managed the Small Cap Equity Fund since it began operating in January 1997. He has more than 10 years of investment experience and has been a portfolio manager with STI since 1990. Prior to joining STI, Mr. Barner served as a consultant with Drexel Burnham Lambert and Shearson Lehman Brothers.

Mr. Elliott A. Perny has served as Senior Executive Vice President of STI since September 1992. He has managed the Mid-Cap Equity Fund since October 1996. He has more than 25 years of investment experience, and has served as a portfolio manager at STI since 1991. Prior to joining STI, Mr. Perny served as a portfolio manager at Florida National Bank and Atlantic Bank.

The Balanced Fund is co-managed by Mr. Anthony R. Gray and Mr. L. Earl Denney, CFA. Mr. Gray manages the equity portion of the Fund. Mr. Denney, CFA, has served as Senior Vice President of STI since 1983, has more than 20 years of investment experience. Prior to joining STI, Mr. Denney served as a fixed income portfolio manager with American National Bank.

Mr. James Foster has served as Vice President of Trusco since 1989. He has managed the Sunbelt Equity Fund since it began operating in January 1994. He has more than 27 years of investment experience.

Mr. Ned Dau has served as Vice President of STI since              . He has
managed the International Equity Fund since May 1997. He has more than years of investment experience. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997 and for the Principal Financial Group from 1992 to 1995.

          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase Investor and Flex Shares directly from us by:
- mail
- telephone
- wire
- direct deposit, or
- Automated Clearing House (ACH).

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

To purchase shares directly from us, please call 1-800-874-4770. Write your check, payable in U.S. dollars, to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. We cannot accept third-party checks, credit cards, credit card checks or cash. You may also purchase shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc. (SunTrust), or other financial institutions that have executed dealer agreements with us. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order plus, in the case of Investor Shares, the applicable front-end sales charge. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, if you want to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.

20 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF FINANCIAL INSTITUTIONS
  If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

HOW WE CALCULATE NAV

In calculating NAV, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

MINIMUM PURCHASES

To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. To purchase Flex Shares for the first time, you must invest at least $10,000 in any Fund ($2,000 for retirement plans). To purchase additional shares of any Fund, you must invest at least $1,000 or, if you pay by a statement coupon, $100. We may accept investments of smaller amounts, for either class of shares, at our discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call us at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $10,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES
FRONT-END SALES CHARGES - INVESTOR SHARES

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                             YOUR SALES CHARGE
                              AS A PERCENTAGE    YOUR SALES CHARGE
                                    OF          AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:        OFFERING PRICE    YOUR NET INVESTMENT
-------------------------------------------------------------------
LESS THAN $100,000                   3.75%                3.90%

$100,000 BUT LESS
THAN $250,000                        3.25%                3.36%

$250,000 BUT LESS
THAN $1,000,000                      2.50%                2.56%

$1,000,000 AND OVER                  1.50%                1.52%

                                                                   PROSPECTUS 21

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

WAIVER OF FRONT-END SALES CHARGE -
INVESTOR SHARES
The front-end sales charge will be waived on Investor Shares purchased: (1) through reinvestment of dividends and distributions; (2) through a SunTrust Securities, Inc. asset allocation account; (3) by persons repurchasing shares they redeemed within the last 60 days (see Repurchase of Investor Shares); (4) by employees, and members of their immediate family, of SunTrust and its affiliates; (5) by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Trust department of a bank affiliated with SunTrust; (6) by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or (7) through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge.

REPURCHASE OF INVESTOR SHARES
You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 60 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - INVESTOR SHARES
RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. We will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. We will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide us with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). We may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. We will only consider the value of Investor Shares sold subject to a sales charge. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send us a Letter of Intent. As a result, neither Investor Shares of the Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize us to hold in escrow 3.75% of the total

22 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, we will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES - FLEX SHARES
You do not pay a front-end sales charge when you purchase Flex Shares. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after we receive your sale request, whichever is less. The maximum deferred sales
charge as a percentage of the net amount invested is [   ]%. The sales charge
does not apply to Flex Shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons: (1) to make certain withdrawals from a retirement plan (not including IRAs); (2) because of death or disability; or (3) for certain payments under the Systematic Withdrawal Plan (which is discussed below).
  SIMPLY SPEAKING . . .

  OFFERING PRICE OF FUND SHARES
  The offering price of Investor Shares is the NAV next calculated after we receive your request, plus the front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. To sell your shares by telephone, the amount of your sale must be at least $1,000. If you would like to sell $25,000 or more of your shares, please notify us in writing and include a signature guarantee (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after we receive your request less, in the case of Flex Shares, any applicable deferred sales charge.
  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

                                                                   PROSPECTUS 23

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a SunTrust affiliated bank, electronically transferred to your account.

RECEIVING YOUR MONEY
Normally, we will send your sale proceeds within five Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

REDEMPTIONS IN KIND
We generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum, $2,000 for Investor Shares and $10,000 for Flex Shares, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

EXCHANGING FUND SHARES
HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged. If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.
  SIMPLY SPEAKING . . .

  EXCHANGES
  When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will based on the NAV next calculated after we receive your exchange request.

INVESTOR SHARES
You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

24 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

FLEX SHARES
You may exchange Flex Shares of any Fund for Flex Shares of any other Fund, or for Investor Shares of the Money Market Funds. No contingent deferred sales charge is imposed on redemptions of Money Market Funds shares you acquire in an exchange, provided you hold your shares for at least one year from your initial purchase. If you exchange Flex Shares for Investor Shares of a Money Market Fund, you may only exchange those Money Market Fund Investor Shares for Flex Shares.

                                                                   PROSPECTUS 25

                                                HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Investor and Flex Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by                   , independent public
accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
Total Return

Ratios/Supplemental Data
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

1          Commencement of operations.
2          Total return excludes the effect of sales charge.
3          Annualized.

  SIMPLY SPEAKING . . .

  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

26 PROSPECTUS

HOW FUND SHARES ARE DISTRIBUTED

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Investor Shares, distribution fees, as a percentage of average daily net assets, are as follows:

                                          MAXIMUM FOR FISCAL YEAR ENDING MAY 31, 1998
Capital Growth Fund                        .68%
Value Income Stock Fund                    .33%
Mid-Cap Equity Fund                        .43%
Balanced Fund                              .28%
Sunbelt Equity Fund                        .43%
International Equity Fund                  .33%
International Equity Index Fund            .38%

For Flex Shares, the maximum distribution fee is .75% of the average daily net assets of each Fund. For fiscal year ending May 31, 1998, distribution fees were:

Capital Growth Fund                                             .XX%
Value Income Stock Fund                                         .XX%
Small Cap Equity Fund                                           .XX%
Mid-Cap Equity Fund                                             .XX%
Balanced Fund                                                   .XX%
Sunbelt Equity Fund                                             .XX%
International Equity Fund                                       .XX%
International Equity Index Fund                                 .XX%

                                                                   PROSPECTUS 27

                                                               OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income quarterly, except the International Equity and International Equity Index Funds. These Funds distribute income annually. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.
  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.
  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

28 PROSPECTUS

NOTES

                                                                   PROSPECTUS 29

                                                                           NOTES

30 PROSPECTUS

NOTES

                                                                   PROSPECTUS 31

                                                  HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

BY E-MAIL:
xxxxxxxxxxxxxxxx

BY INTERNET:
http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                              Investment Advisors:

                          STI Capital Management, N.A.
                         Trusco Capital Management, Inc.
                             SunTrust Bank, Atlanta

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated October 1, 1998. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS

                                                                          PAGE

THE TRUST..................................................................B-2
DESCRIPTION OF PERMITTED INVESTMENTS.......................................B-3
INVESTMENT LIMITATIONS....................................................B-19
INVESTMENT ADVISORS.......................................................B-21
THE ADMINISTRATOR.........................................................B-24
THE DISTRIBUTOR...........................................................B-25
THE TRANSFER AGENT........................................................B-31
THE CUSTODIAN.............................................................B-31
INDEPENDENT PUBLIC ACCOUNTANTS............................................B-31
LEGAL COUNSEL.............................................................B-31
TRUSTEES AND OFFICERS OF THE TRUST........................................B-31
PERFORMANCE INFORMATION...................................................B-35
COMPUTATION OF YIELD......................................................B-35
CALCULATION OF TOTAL RETURN...............................................B-39
PURCHASING SHARES.........................................................B-43
REDEEMING SHARES..........................................................B-44
DETERMINATION OF NET ASSET VALUE..........................................B-44
TAXES    .................................................................B-45
FUND TRANSACTIONS.........................................................B-48
TRADING PRACTICES AND BROKERAGE...........................................B-48
DESCRIPTION OF SHARES.....................................................B-53
SHAREHOLDER LIABILITY.....................................................B-53
LIMITATION OF TRUSTEES' LIABILITY.........................................B-54
YEAR 2000.................................................................B-54
5% AND 25% SHAREHOLDERS...................................................B-55
EXPERTS  .................................................................B-64

October 1, 1998

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Trust's money market funds through two separate classes (Trust Shares and Investor Shares) and shares of the Trust's other funds through three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each Trust Share, Investor Share and Flex Share, if any, of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the:


                                                               Trust Shares          Investor Shares          Flex Shares
Money Market Funds
------------------
Prime Quality Money Market Fund                                      X                      X
U.S. Government Securities Money Market Fund                         X                      X
Tax-Exempt Money Market Fund                                         X                      X

Bond Funds
----------
Investment Grade Tax-Exempt Bond Fund                                X                      X                      X
Short-Term U.S. Treasury Securities Fund                             X                      X                      X
Short-Term Bond Fund                                                 X                      X                      X
U.S. Government Securities Fund                                      X                      X                      X
Limited-Term Federal Mortgage Securities Fund                        X                      X                      X

Tax-Exempt Bond Funds
---------------------
Investment Grade Tax-Exempt Bond Fund                                X                      X                      X
Florida Tax-Exempt Bond Fund                                         X                      X                      X
Georgia Tax-Exempt Bond Fund                                         X                      X                      X

Equity Funds
------------
Capital Growth Fund                                                  X                      X                      X
Value Income Stock Fund                                              X                      X                      X
Mid-Cap Equity Fund                                                  X                      X                      X
Sunbelt Equity Fund                                                  X                      X                      X
International Equity Index Fund                                      X                      X                      X
International Equity Fund                                            X                      X                      X
Small Cap Equity Fund                                                X                                             X
Emerging Markets Equity Fund                                         X

Balanced Fund
-------------
Balanced Fund                                                        X                      X                      X


These various series are collectively referred to herein as the "Funds."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

DESCRIPTION OF PERMITTED INVESTMENTS

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

Bank Obligations

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

Common and Preferred Stocks

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

Convertible Securities

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

Custodial Receipts

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

Debt Securities

Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (e.g., bonds, notes, debentures).

Dollar Rolls

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

The Euro

On January 1, 1999, the European Monetary Union (EMU) plans to implement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisors may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

Foreign Securities

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Advisor cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index, International Equity, and Emerging Markets Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index, International Equity, and Emerging Markets Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index, International Equity, and Emerging Markets Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

Forward Foreign Currency Contracts

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisors do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GICs

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

High Yield Securities

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

         (1) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

         (2) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

         (3) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

         (4) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

Hedging Techniques

Hedging in an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and
(4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

Investment Company Shares

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

Investment Grade Obligations

Investment grade obligations are debt obligations rated BBB or better by S&P or Baa or better by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

Loan Participations

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

         Government Pass-Through Securities

         These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

         Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

         Private Pass-Through Securities

         Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

         CMOs

         CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

         Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

         Stripped Mortgage-Backed Securities

         Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

         The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

         Determining Maturities of Mortgage-Backed Securities

         Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.

Municipal Forwards

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

Municipal Lease Obligations

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.

Municipal Securities

         Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

         Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Advisor's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

         Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

         Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

Options

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Other Investments

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisors.

Pay-In-Kind Securities

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

Restricted Securities

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the Money Market Funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

Securities Lending

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.

Short-Term Obligations

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

Standby Commitments and Puts

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Advisor will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

Supranational Agency Obligations

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

Swaps, Caps, Floors, Collars

Swaps, caps, floors and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

U.S. Government Agency Obligations

U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. Treasury Obligations

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

Variable and Floating Rate Securities

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Variable Rate Master Demand Notes

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Advisor, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

Warrants

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

When-Issued Securities and Municipal Forwards

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before one year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Zero Coupon Obligations

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.


INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

1.       Acquire more than 10% of the voting securities of any one issuer.

2.       Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies;
         (b) a Fund may enter into repurchase agreements, and (c) the Bond Funds, Balanced Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, Small Cap Equity Fund and Emerging Markets Equity Fund may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that each Bond Fund may purchase mortgage-backed and other mortgage-related securities, including collateralized mortgage obligations and REMICs). However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder, except that the Mid-Cap Equity, Sunbelt Equity, Balanced, Georgia Tax-Exempt Bond, Florida Tax-Exempt Bond, U.S. Government Securities, Limited-Term Federal Mortgage Securities, International Equity Index, International Equity, Small Cap Equity and Emerging Market Equity Funds' purchases of investment company shares are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

12. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities or tax-exempt securities issued by governments or political subdivisions of governments and, with respect to only the Money Market Funds, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided to according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

Non-Fundamental Policies

No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


INVESTMENT ADVISORS

The Trust and STI Capital Management, N.A., Trusco Capital Management, Inc., and SunTrust Bank, Atlanta (the "Advisors") have entered into advisory agreements with the Trust (the "Advisory Agreements"). The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with assets of $___ billion as of _________, 1998. The Advisory

Agreements provide that each Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to an Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of each Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

For the fiscal years ended May 31, 1998, 1997, and 1996, the Funds paid the following advisory fees:


                                                     Fees Paid                             Fees Waived or Reimbursed
                                --------------------------------------------------- ------------------------------------------------
               Fund                   1998              1997              1996            1998             1997            1996
 -----------------------------  ---------------  ----------------- ---------------- --------------- ---------------- ---------------
Prime Quality Money Market                          $7,586,108         $5,346,850                      $2,181,008       $1,602,546
Fund

U.S. Government Securities                          $1,935,898         $2,068,133                      $  518,656       $  577,384
Money Market Fund

Tax-Exempt Money Market                             $1,687,976         $1,422,777                      $  673,486       $  685,205
Fund
Investment Grade Bond Fund                          $4,147,888         $3,868,222                      $  644,859       $  709,139

Investment Grade Tax-Exempt                         $1,081,635         $  917,948                      $  190,250       $  202,552
Bond Fund

Short-Term Bond Fund                                $  485,613         $  361,936                      $  138,732       $  149,827

Florida Tax-Exempt Bond Fund1                       $  220,701         $  107,618                      $   72,605       $   72,476

Georgia Tax-Exempt Bond                             $  181,715         $   83,243                      $   63,837       $   63,991
Fund2

U.S. Government Securities                          $   91,748         $   16,097                      $   58,637       $   53,312
Fund3

Short-Term U.S. Treasury                            $   83,694         $   36,729                      $   72,064       $   72,116
Securities Fund



                                                           Fees Paid                                 Fees Waived or Reimbursed
                                      -----------------------------------------------    -------------------------------------------
              Fund                        1998             1997             1996            1998             1997           1996
---------------------------------     ------------     ------------     ------------    ------------     -----------     -----------
                                                                                                                         C>
Limited-Term Federal Mortgage                          $    540,017     $    224,595                     $   150,604     $   119,538
Securities Fund

Capital Growth Fund                                    $ 12,775,800     $ 12,099,047                     $ 1,227,247     $ 1,408,275

Sunbelt Equity Fund                                    $  4,399,351     $  3,424,453                     $   442,535     $   465,317

Value Income Stock Fund                                $ 12,025,425     $  9,447,738                     $       392     $   318,958

Mid-Cap Equity Fund                                    $  3,008,690     $  2,057,932                     $   318,871     $   318,958

Balanced Fund                                          $  1,025,089     $    823,692                     $   151,557     $   166,361
---------------------------------      -----------     ------------     ------------     -----------     -----------     -----------
Small Cap Equity Fund                                  $    273,710                *                     $    48,251               *

Emerging Markets Equity Fund                           $     84,210                *                     $    52,769               *
---------------------------------      -----------     ------------     ------------     -----------     -----------     -----------

International Equity Fund                              $  4,336,172     $    746,780                     $   157,567     $   151,947
---------------------------------      -----------     ------------     ------------     -----------     -----------     -----------

International Equity Index Fund                        $    578,197     $    740,676                     $    80,147     $   144,349
---------------------------------      -----------     ------------     ------------     -----------     -----------     -----------
---------------------------------      -----------     ------------     ------------     -----------     -----------     -----------

         *Not in operation during the period.

1 STI Capital Management, advisor to the Florida Tax Exempt Bond Fund reimbursed expenses of $7,846 for the fiscal year ended May 31, 1994.
2 SunTrust Bank, Atlanta, advisor to the Georgia Tax-Exempt Bond Fund reimbursed expenses of $4,536 for the fiscal year ended May 31, 1994.
3 Trusco Capital Management, Inc., advisor to the U.S. Government Securities Fund, reimbursed expenses of $27,216.


Banking Laws

Current interpretations of federal banking laws and regulations:

o prohibit SunTrust and the Advisors from sponsoring, organizing, controlling, or distributing the Funds' shares; but

o do not prohibit SunTrust or the Advisors generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisors believe that they may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisors from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisors, or their affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisors, or their affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(-Registered Trademark-), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(-Registered Trademark-), Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.

For the fiscal years ended May 31, 1998, 1997, and 1996, the Funds paid the following administration fees:

                                                          Fees Paid                                     Fees Waived
                                       ----------------------------------------------- ---------------------------------------------
                 Fund                        1998             1997            1996           1998            1997          1996
-------------------------------------- --------------- ---------------- --------------- --------------- -------------- -------------
Prime Quality Money Market                                $ 661,962        $315,880                        $347,518      $449,492
Fund

U.S. Government Securities                                $ 212,454        $219,380                        $ 41,257      $ 72,463
Money Market Fund

Tax-Exempt Money Market Fund                              $ 288,647        $274,701                        $      0      $      0

Investment Grade Bond Fund                                $ 435,278        $443,569                        $      0      $      0


                                                          Fees Paid                                     Fees Waived
                                       ----------------------------------------------- ---------------------------------------------
                 Fund                       1998             1997            1996            1998            1997          1996
-------------------------------------- --------------- ---------------- --------------- --------------- -------------- -------------
Investment Grade Tax-Exempt                               $ 115,500        $108,204                          $ 0            $ 0
Bond Fund
Florida Tax-Exempt Bond Fund                               $ 30,279        $ 19,989                          $ 0            $ 0
Georgia Tax-Exempt Bond Fund                               $ 25,353        $ 16,304                          $ 0            $ 0
Short-Term Bond Fund                                       $ 64,664        $ 56,317                          $ 0            $ 0
U.S. Government Securities Fund                            $ 13,641         $ 7,311                          $ 0            $ 0
Short-Term U.S. Treasury                                   $ 16,075        $ 12,012                          $ 0            $ 0
Securities Fund
Limited-Term Federal Mortgage                              $ 71,264        $ 37,854                          $ 0            $ 0
Securities Fund
Capital Growth Fund                                       $ 817,905        $842,411                          $ 0            $ 0
Sunbelt Equity Fund                                       $ 283,101        $842,411                          $ 0            $ 0
Value Income Stock Fund                                  $1,009,167        $845,706                          $ 0            $ 0
Mid-Cap Equity Fund                                       $ 194,430        $147,613                          $ 0            $ 0
Balanced Fund                                              $ 83,063        $ 74,634                          $ 0            $ 0
Small Cap Equity Fund                                      $ 18,406            *                             $ 0             *
Emerging Markets Equity Fund                                $ 6,932            *                             $ 0             *
International Equity Fund                                 $ 240,114        $ 50,404                          $ 0            $ 0
International Equity Index Fund                            $ 48,464        $ 70,690                          $ 0            $ 0
-------------------------------------- --------------- ---------------- --------------- --------------- -------------- -------------
-------------------------------------- --------------- ---------------- --------------- --------------- -------------- -------------

*  Not in operation during the period.



THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan (the "Investor Plan"), and the Flex Shares of the Funds have a distribution and service plan (the "Flex Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

For the fiscal years ended May 31, 1998, 1997, and 1996, the aggregate sales charges payable to the Distributor with respect to the Investor Shares of the Funds were as follows:


                                                Aggregate Sales Charge Payable to               Amount Retained by Distributor
                                                           Distributor
                 Fund                       1998             1997            1996            1998            1997          1996
-------------------------------------- --------------- ---------------- --------------- --------------- -------------- -------------
Investment Grade Bond Fund                                $   32,358      $   50,016                      $    62        $      143
Georgia Tax-Exempt Bond Fund                              $    6,999      $    1,208                      $    97        $        6
Florida Tax-Exempt Bond Fund                              $    3,657      $    1,386                      $    24        $       14
Short-Term Bond Fund                                      $      617      $    1,204                      $     0        $        0
Investment Grade Tax-Exempt
Bond Fund                                                 $   14,487      $   12,005                      $    20        $       30
U.S. Government Securities Fund
                                                          $      766      $    7,279                      $     3        $         0
Short-Term U.S. Treasury
Securities Fund                                           $      796      $    2,641                      $     0        $         9
Limited-Term Federal Mortgage
Securities Fund                                           $      882      $    4,067                      $    11        $       50
Capital Growth Fund                                       $  264,747      $  258,267                      $   958        $      243
Sunbelt Equity Fund                                       $   36,784      $   46,854                      $    47        $       61
Value Income Stock Fund                                   $  335,991      $  306,061                      $   100        $    3,104
International Equity Fund                                       --        $   29,032                           --        $       85
International Equity Index Fund                                 --        $   19,058                           --        $       50
Mid-Cap Equity Fund                                       $  31,167       $   91,344                      $    61        $      197
Balanced Fund                                             $  13,525       $   16,540                      $     0        $       22
-------------------------------------- --------------- ---------------- --------------- --------------- -------------- -------------
-------------------------------------- --------------- ---------------- --------------- --------------- -------------- -------------

*Not in operation during the period.

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of those
Shares:

                                                                 Dealers' Reallowance As a Percentage of Offering Price
                                                                 ------------------------------------------------------
                       Fund(s)                                            $100,000 but       $250,000 but
                                                       Less than          less than          less than           $1,000,000
                                                       $100,000           $250,000           $1,000,000          and over
-----------------------------------------------------  -----------------  -----------------  ------------------  ----------------
Capital Growth, Value Income Stock, Small Cap          3.375%             2.925%             2.250%              1.350%
Equity, Mid-Cap Equity, Balanced, Sunbelt
Equity, International Equity Index, International
Equity, U.S. Government Securities, Investment
Grade Tax-Exempt Bond, Investment Grade
Bond, and State Tax-Exempt Bond Funds

Limited-Term Federal Mortgage Securities Fund          2.250%             1.575%             1.125%              None

Short-Term Bond Fund                                   1.800%             1.350%             0.900%              None

Short-Term U.S. Treasury Securities Fund               0.900%             0.675%             0.450%              None


For the fiscal years ended May 31, 1998, 1997 and 1996, the aggregate sales charges payable to the Distributor with respect to the Flex Shares of the Funds were as follows:


                                                 Aggregate Sales Charge Payable to              Amount Retained by Distributor
                 Fund                                      Distributor
---------------------------------------  ------------------------------------------------  -----------------------------------------
                                              1998            1997             1996            1998          1997          1996
---------------------------------------  --------------  ---------------  ---------------  ------------- ------------- -------------
Investment Grade Bond Fund                                   $  5,684        $  4,329                       $  0           $ 0
Georgia Tax-Exempt Bond Fund                                 $  2,915        $  2,896                       $  0           $ 0
Florida Tax-Exempt Bond Fund                                 $  1,632        $    153                       $  0           $ 0
Short-Term Bond Fund                                         $  1,678        $    344                       $  0           $ 0
Investment Grade Tax-Exempt                                  $ 10,407        $  2,782                       $  0           $ 0
Bond Fund
U.S. Government Securities Fund                              $  2,823        $  1,067                       $  0           $ 0
Short-Term U.S. Treasury                                     $  8,261        $  3,687                       $  0           $ 0
Securities Fund
Limited-Term Federal Mortgage                                $  2,067        $  1,442                       $  0           $ 0
Securities Fund
Capital Growth Fund                                          $ 18,958        $  6,283                       $  0           $ 0
Sunbelt Equity Fund                                          $  8,144        $    324                       $  0           $ 0


                                                 Aggregate Sales Charge Payable to              Amount Retained by Distributor
                 Fund                                      Distributor
---------------------------------------  ------------------------------------------------  -----------------------------------------
                                              1998            1997             1996            1998          1997          1996
---------------------------------------  --------------  ---------------  ---------------  ------------- ------------- -------------
Value Income Stock Fund                                          $41,778       $   10,574                    $  0           $ 0
International Equity Fund                                           --         $       60                     --            $ 0
International Equity Index Fund                                     --         $      392                     --            $ 0
Mid-Cap Equity Fund                                              $10,239       $    5,222                    $  0           $ 0
Balanced Fund                                                    $ 4,299       $      713                    $  0           $ 0
---------------------------------------  --------------  ---------------  ---------------  ------------- ------------- -------------
---------------------------------------  --------------  ---------------  ---------------  ------------- ------------- -------------

*Not in operation during the period.

Investor Shares and Flex Shares Distribution Plans

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Fund will pay the Distributor fees of up to the following respective levels: .20% of the average daily net assets of the Prime Quality Money Market Fund; .17% of the average daily net assets of the U.S. Government Securities Money Market Fund; .15% of the average daily net assets of the Tax-Exempt Money Market Fund; .18% of the average daily net assets of the Short-Term U.S. Treasury Securities Fund; .23% of the average daily net assets of the Short-Term Bond Fund; .43% of the average daily net assets of the Investment Grade Bond Fund; .43% of the average daily net assets of the Investment Grade Tax-Exempt Bond Fund; .68% of the average daily net assets of the Capital Growth Fund; .33% of the average daily net assets of the Value Income Stock Fund; .43% of the average daily net assets of the Mid-Cap Equity Fund; .43% of the average daily net assets of the Sunbelt Equity Fund; .28% of the average daily net assets of the Balanced Fund; .18% of the average daily net assets of the Florida Tax-Exempt Bond Fund; .18% of the average daily net assets of the Georgia Tax-Exempt Bond Fund; .38% of the average daily net assets of the U.S. Government Securities Fund; .38% of the average daily net assets of the International Equity Index Fund; .33% of the average daily net assets of the International Equity Fund; and .23% of the average daily net assets of the Limited-Term Federal Mortgage Securities Fund.

The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Investor Plan and the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Plan and the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The Investor Plan and the Flex Plan require that quarterly written reports of amounts spent under the Investor Plan and the Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan and the Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Bond Funds', Tax-Exempt Bond Funds', Equity Funds' and Balanced Fund's aggregate average daily net assets attributable to its Flex Shares.

For the fiscal years ended May 31, 1998, 1997 and 1996, the Funds paid the following amounts pursuant to the Investor Plan:


                                                                            Distribution Fees - Amount Paid
                                                                            -------------------------------
                         Fund                                      1998                   1997                  1996
----------------------------------------------------      ----------------------  --------------------- ---------------------
Prime Quality Money Market Fund                                                       $ 342,798              $  273,316

U.S. Government Securities Money Market Fund                                          $  66,016              $   44,107

Tax-Exempt Money Market Fund                                                          $  89,912              $   80,845

Investment Grade Bond Fund                                                            $  94,495              $   78,963

Investment Grade Tax-Exempt Bond Fund                                                 $ 100,819              $  113,467

Short-Term Bond Fund                                                                  $       0              $    5,067

Florida Tax-Exempt Bond Fund                                                          $       0              $    6,021

Georgia Tax-Exempt Bond Fund                                                          $       0              $    5,001



                                                                            Distribution Fees - Amount Paid
                                                                            -------------------------------
                          Fund                                     1998                   1997                  1996
-------------------------------------------------------   ----------------------  --------------------- ---------------------
U.S. Government Securities Fund                                                        $     1,150         $    4,218
Short-Term U.S. Treasury Securities Fund                                               $         0         $    8,499
Limited-Term Federal Mortgage Securities Fund                                          $         0         $    2,360
Capital Growth Fund                                                                    $ 1,109,436         $  912,685
Sunbelt Equity Fund                                                                    $    80,282         $   99,366
Value Income Stock Fund                                                                $   437,882         $  304,282
Mid-Cap Equity Fund                                                                    $    56,187         $   51,485
Balanced Fund                                                                          $     2,390         $   10,808
--------------------------------------------------------  ----------------------  --------------------- ---------------------
International Equity Fund                                                              $    10,778         $        0
International Equity Index Fund                                                        $     8,005         $      369
--------------------------------------------------------  ----------------------  --------------------- ---------------------
--------------------------------------------------------  ----------------------  --------------------- ---------------------

*Not in operation during the period.

For the fiscal years ended May 31, 1998, 1997 and 1996, the Funds paid the following amounts pursuant to the Flex Plan:




                                                                            Distribution Fees - Amount Paid
                                                                            -------------------------------
                          Fund                                     1998                   1997                  1996
-------------------------------------------------------   ----------------------  --------------------- ---------------------
Investment Grade Bond Fund                                                                $  29,558            $ 9,277
Investment Grade Tax-Exempt Bond Fund                                                     $  36,489            $21,786
Short-Term Bond Fund                                                                      $       0            $     0
Florida Tax-Exempt Bond Fund                                                              $   5,962            $ 2,675
Georgia Tax-Exempt Bond Fund                                                              $  20,094            $ 7,409
U.S. Government Securities Fund                                                           $  15,260            $ 4,460
Short-Term U.S. Treasury Securities Fund                                                  $     510            $   321
Limited-Term Federal Mortgage Securities Fund                                             $       0            $   169
Capital Growth Fund                                                                       $ 201,520            $37,344
Sunbelt Equity Fund                                                                       $  27,568            $ 1,560
Value Income Stock Fund                                                                   $ 433,655            $99,703



                                                                            Distribution Fees - Amount Paid
                                                                            -------------------------------
                          Fund                                     1998                   1997                  1996
-------------------------------------------------------   ----------------------  --------------------- ---------------------
Mid-Cap Equity Fund                                                                       $  53,907            $10,115
Balanced Fund                                                                             $  28,723            $ 6,985
--------------------------------------------------------  ----------------------  --------------------- ---------------------
Small Cap Equity Fund                                                                         N/A                    *
International Equity Fund                                                                 $  18,519            $     0
International Equity Index Fund                                                           $       0            $   580
--------------------------------------------------------  ----------------------  --------------------- ---------------------
--------------------------------------------------------  ----------------------  --------------------- ---------------------

*Not in operation during the period.


THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.


THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Funds except for the International Equity, International Equity Index and Emerging Markets Equity Funds. The Bank of New York, One Wall Street, New York, NY 10286 serves as custodian for the International Equity, International Equity Index and Emerging Markets Equity Funds.


INDEPENDENT PUBLIC ACCOUNTANTS

         ,               serves as independent public accountants for the Trust.
--------   -------------

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456.

Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(-Registered Trademark-), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(-Registered Trademark-), Monitor Funds, Morgan Grenfell Investment Trust, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for Profit Funds Investment Trust, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981- 1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January, 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993- present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972 - January 1998.

MARK NAGLE (10/20/59) - President and Chief Executive Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995.
Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company, 1987-1991. Tax Manager - Arthur Anderson LLP prior to 1987.

JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Investments Mutual Funds Services since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.

* Messrs. Looney, Goodrum, McNair, Hall and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1998, the Trust paid the following amounts to Trustees and Officers of the Trust:



                                                                                     Estimated
                                                              Pension or               Annual             Total Compensation
                                        Aggregate         Retirement Benefits         Benefits            from Fund and Fund
                                      Compensation        Accrued as Part of            Upon               Complex Paid to
 Name of Person, Position               From Fund            Fund Expenses           Retirement                Trustees
-------------------------------        ------------       ------------------        -------------    ------------------------------
Daniel S. Goodrum, Trustee              $__,____                  N/A                    N/A        $__,____ for service on
                                                                                                    two boards
Wilton Looney, Trustee                  $__,____                  N/A                    N/A        $__,____ for service on
                                                                                                    two boards
Champney A. McNair,                     $__,____                  N/A                    N/A        $__,____ for service on
Trustee                                                                                             two boards

F. Wendell Gooch, Trustee               $__,____                  N/A                    N/A        $__,____ for service on
                                                                                                    two boards
T. Gordy Germany,                       $__,____                  N/A                    N/A        $__,____ for service on
Trustee                                                                                             two boards

Dr. Bernard F. Sliger, Trustee          $__,____                  N/A                    N/A        $__,____ for service on
                                                                                                    two boards
Jesse S. Hall, Trustee                  $__,____                  N/A                    N/A        $__,____ for service on
                                                                                                    two boards
Jonathan T. Walton, Trustee             $__,____                  N/A                    N/A        $__,____ for service on
                                                                                                    two boards
William H. Cammack,                     $__,____                  N/A                    N/A        $__,____ for service on
Trustee                                                                                             two boards
-------------------------------        ------------       ------------------        -------------  --------------------------------
-------------------------------        ------------       ------------------        -------------  --------------------------------


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

Classes of Shares and Performance

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

Performance Comparisons

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


COMPUTATION OF YIELD

Seven-Day Yield

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Exempt Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

         TAX EQUIVALENT YIELD =       E
                                   (-----) + T
                                     1-P

                  E = the portion of the yield which is tax-exempt P = stated income tax rate
                  T = the portion of the yield which is taxable

For the 7-day period ended May 31, 1998, the Money Market Funds' current effective and tax equivalent yields were as follows:


                                                                                              7-Day                 7-Day
                                                                        7-Day            Tax Equivalent        Tax Equivalent
           Fund                   Class           7-Day Yield      Effective Yield            Yield            Effective Yield
----------------------    ------------------    ---------------   ----------------       -----------------    ---------------------
Prime Quality Money         Investor                _.__%               _.__%                  N/A                   N/A
Market Fund                 Trust                   _.__%               _.__%                  N/A                   N/A

U.S. Government             Investor                _.__%               _.__%                  N/A                   N/A
Securities Money
Market Fund                 Trust                   _.__%               _.__%                  N/A                   N/A

Tax-Exempt Money            Investor                _.__%               _.__%                 _.__%                 _.__%
Market Fund                 Trust                   _.__%               _.__%                 _.__%                 _.__%


The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Thirty-Day Yield

The Bond, Short-Term U.S. Treasury, Tax-Exempt Bond and Equity Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended May 31, 1998, yields on the Funds other than the Money Market Funds were as follows:


                  Fund                                       Class                                     Yield
------------------------------------       ----------------------------------------    ----------------------------------
Investment Grade Bond Fund                 Trust Class                                                 _.__%

                                           Investor Class                                              _.__%

                                           Flex Shares                                                 _.__%



                  Fund                                       Class                                     Yield
------------------------------------       ----------------------------------------    ----------------------------------
Investment Grade Tax-Exempt Bond           Trust Class                                                 _.__%
Fund
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
Short-Term Bond Fund                       Trust Class                                                 _.__%
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
Florida Tax-Exempt Bond Fund               Trust Class                                                 _.__%
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
Georgia Tax-Exempt Bond Fund               Trust Class                                                 _.__%
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
Short-Term U.S. Treasury Securities        Trust Class                                                 _.__%
Fund
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
U.S. Government Securities Fund            Trust Class                                                 _.__%



                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
Limited-Term Federal Mortgage              Trust Class                                                 _.__%
Securities Fund
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
Capital Growth Fund                        Trust Class                                                 _.__%
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
Sunbelt Equity Fund                        Trust Class                                                 _.__%
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%


                  Fund                                       Class                                     Yield
------------------------------------       ----------------------------------------    ----------------------------------
Value Income Stock Fund                    Trust Class                                                 _.__%
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
Mid-Cap Equity Fund                        Trust Class                                                 _.__%
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
Balanced Fund                              Trust Class                                                 _.__%
                                           Investor Class                                              _.__%
                                           Flex Shares                                                 _.__%
Small Cap Equity Fund                      Trust Class                                                 _.__%
                                           Investor Class                                               N/A
                                           Flex Class                                                   N/A
Emerging Markets Equity Fund               Trust Class                                                  N/A
International Equity Fund                  Trust Class                                                  N/A
                                           Investor Class                                               N/A
                                           Flex Shares                                                  N/A
International Equity Index Fund            Trust Class                                                  N/A
                                           Investor Class                                               N/A
                                           Flex Shares                                                  N/A
------------------------------------       ----------------------------------------    ----------------------------------
------------------------------------       ----------------------------------------    ----------------------------------

*Not in operation during the period.

The Tax-Exempt Bond Funds' "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

         TAX EQUIVALENT YIELD =     E
                                (------) + T
                                  1-P

                  E = the portion of the yield which is tax-exempt P = stated income tax rate
                  T = the portion of the yield which is taxable

Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, for the Georgia Tax-Exempt Bond Fund, Georgia income taxes at a rate of 6.0%.

For the 30-day period ended May 31, 1998, the tax-equivalent yields for the Trust Shares were as follows: for the Investment Grade Tax-Exempt Bond Fund - _.__%, Georgia Tax-Exempt Bond Fund - _.__%, and Florida Tax-Exempt Bond Fund -_.__%.

For the 30-day period ended May 31, 1998, the tax-equivalent yields for the Investor Shares of the Tax-Exempt Funds were as follows: for the Investment Grade Tax-Exempt Bond Fund - _.__%, Georgia Tax-Exempt Bond Fund - _.__%, and Florida Tax-Exempt Bond Fund -_.__%.

For the 30-day period ended May 31, 1998, the tax-equivalent yields for the Flex Shares of the Tax-Exempt Funds were as follows: for the Investment Grade Tax-Exempt Bond Fund - _.__%, Georgia Tax-Exempt Bond Fund - _.__%, and Florida Tax-Exempt Bond Fund -_.__%.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


CALCULATION OF TOTAL RETURN

From time to time, the Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Balanced and Equity Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 1998 and for the one-year and five-year periods ended May 31, 1998 were as follows:


                                                                                             Average Annual Total Return
                                                                                             ---------------------------
                    Fund                                      Class                    One Year         Five           Since
                                                                                                        Years        Inception
----------------------------------------      ------------------------------        -------------   -------------  -----------------
Prime Quality Money Market Fund               Trust1                                     _.__%          _.__%           _.__%
                                              Investor1                                  _.__%          _.__%           _.__%



                                                                                             Average Annual Total Return
                                                                                             ---------------------------
                    Fund                                      Class                    One Year         Five           Since
                                                                                                        Years        Inception
----------------------------------------      ------------------------------        -------------   -------------  -----------------
U.S. Government Securities Money              Trust1                                     _.__%          _.__%           _.__%
Market Fund
                                              Investor1                                  _.__%          _.__%           _.__%
Tax-Exempt Money Market Fund                  Trust1                                     _.__%          _.__%           _.__%


                                              Investor1                                  _.__%          _.__%           _.__%
Investment Grade Bond Fund                    Trust3                                     _.__%          _.__%           _.__%
                                              Investor--With Sales Load2                 _.__%          _.__%           _.__%

                                              Investor--Without Sales Load2              _.__%          _.__%           _.__%
                                              Flex--With Sales Load25                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load25                 _.__%          _.__%           _.__%
Investment Grade Tax-Exempt Bond              Trust5                                     _.__%          _.__%           _.__%
Fund
                                              Investor--With Sales Load4                 _.__%          _.__%           _.__%
                                              Investor--Without Sales Load4              _.__%          _.__%           _.__%
                                              Flex--With Sales Load26                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load26                 _.__%          _.__%           _.__%
Short-Term Bond Fund                          Trust7                                     _.__%          _.__%           _.__%




                                              Investor--With Sales Load8                 _.__%          _.__%           _.__%
                                              Investor--Without Sales Load8              _.__%          _.__%           _.__%
                                              Flex--With Sales Load28                    _.__%          _.__%           _.__%
                                              Flex-Without Sales Load28                  _.__%          _.__%           _.__%
Florida Tax-Exempt Bond Fund                  Trust10                                    _.__%          _.__%           _.__%

                                              Investor--With Sales Load9                 _.__%          _.__%           _.__%
                                              Investor--Without Sales Load9              _.__%          _.__%           _.__%
                                              Flex--With Sales Load26                    _.__%          _.__%           _.__%

                                              Flex--Without Sales Load26                 _.__%          _.__%           _.__%



                                                                                             Average Annual Total Return
                                                                                             ---------------------------
                    Fund                                      Class                    One Year         Five           Since
                                                                                                        Years        Inception
----------------------------------------      ------------------------------        -------------   -------------  -----------------
Georgia Tax-Exempt Bond Fund                  Trust9                                     _.__%          _.__%           _.__%
                                              Investor--With Sales Load11                _.__%          _.__%           _.__%
                                              Investor--Without Sales Load11             _.__%          _.__%           _.__%
                                              Flex--With Sales Load31                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load31                 _.__%          _.__%           _.__%
Short-Term U.S. Treasury Securities           Trust7                                     _.__%          _.__%           _.__%
Fund
                                              Investor--With Sales Load6                 _.__%          _.__%           _.__%
                                              Investor--Without Sales Load6              _.__%          _.__%           _.__%
                                              Flex--With Sales Load27                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load27                 _.__%          _.__%           _.__%
U.S. Government Securities Fund               Trust21                                    _.__%          _.__%           _.__%
                                              Investor--With Sales Load20                _.__%          _.__%           _.__%
                                              Investor--Without Sales Load20             _.__%          _.__%           _.__%
                                              Flex-With Sales Load25                     _.__%          _.__%           _.__%
                                              Flex--Without Sales Load25                 _.__%          _.__%           _.__%
Limited-Term Federal Mortgage                 Trust23                                    _.__%          _.__%           _.__%
Securities Fund


                                              Investor--With Sales Load22                _.__%          _.__%           _.__%
                                              Investor--Without Sales Load22             _.__%          _.__%           _.__%
                                              Flex--With Sales Load25                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load25                 _.__%          _.__%           _.__%
Capital Growth Fund                           Trust13                                    _.__%          _.__%          _.__%
                                              Investor--With Sales Load4                 _.__%          _.__%           _.__%
                                              Investor--Without Sales Load4              _.__%          _.__%           _.__%
                                              Flex--With Sales Load26                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load26                 _.__%          _.__%           _.__%



                                                                                             Average Annual Total Return
                                                                                             ---------------------------
                    Fund                                      Class                    One Year         Five           Since
                                                                                                        Years        Inception
----------------------------------------      ------------------------------        -------------   -------------  -----------------
Sunbelt Equity Fund                           Trust19                                    _.__%          _.__%           _.__%
                                              Investor--With Sales Load18                _.__%          _.__%           _.__%
                                              Investor--Without Sales Load18             _.__%          _.__%           _.__%
                                              Flex--With Sales Load29                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load29                 _.__%          _.__%           _.__%
Value Income Stock Fund                       Trust15                                    _.__%          _.__%           _.__%
                                              Investor--With Sales Load14                _.__%          _.__%           _.__%
                                              Investor--Without Sales Load14             _.__%          _.__%           _.__%
                                              Flex--With Sales Load26                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load26                 _.__%          _.__%           _.__%
Mid-Cap Equity Fund                           Trust17                                    _.__%          _.__%           _.__%
                                              Investor--With Sales Load16                _.__%          _.__%           _.__%
                                              Investor--Without Sales Load16             _.__%          _.__%           _.__%
                                              Flex--With Sales Load29                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load29                 _.__%          _.__%           _.__%
Balanced Fund                                 Trust19                                    _.__%          _.__%           _.__%



                                              Investor--With Sales Load18                _.__%          _.__%           _.__%
                                              Investor--Without Sales Load18             _.__%          _.__%           _.__%
                                              Flex--With Sales Load30                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load30                 _.__%          _.__%           _.__%



                                                                                             Average Annual Total Return
                                                                                             ---------------------------
                    Fund                                      Class                    One Year         Five           Since
                                                                                                        Years        Inception
----------------------------------------      ------------------------------        -------------   -------------  -----------------
Small Cap Equity Fund                         Trust                                      _.__%          _.__%           _.__%
                                              Flex--With Sales Load                      _.__%          _.__%           _.__%

                                              Flex--Without Sales Load                   _.__%          _.__%           _.__%

Emerging Markets Equity Fund                  Trust12                                    _.__%          _.__%           _.__%

International Equity Fund                     Trust33                                    _.__%          _.__%           _.__%
                                              Investor--With Sales Load32                _.__%          _.__%           _.__%
                                              Investor--Without Sales Load32             _.__%          _.__%           _.__%
                                              Flex--With Sales Load32                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load32                 _.__%          _.__%           _.__%

International Equity Index Fund               Trust24                                    _.__%          _.__%           _.__%
                                              Investor--With Sales Load24                _.__%          _.__%           _.__%
                                              Investor--Without Sales Load24             _.__%          _.__%           _.__%
                                              Flex--With Sales Load34                    _.__%          _.__%           _.__%
                                              Flex--Without Sales Load34                 _.__%          _.__%           _.__%
----------------------------------------      ------------------------------        -------------   -------------  -----------------
----------------------------------------      ------------------------------        -------------   -------------  -----------------


1 Commenced operations 6/8/92           13 Commenced operations 7/1/92         25 Commenced operations 6/2/95
2 Commenced operations 6/11/92          14 Commenced operations 2/17/93        26 Commenced operations 6/2/95
3 Commenced operations 7/16/92          15 Commenced operations 2/12/93        27 Commenced operations 6/23/95
4 Commenced operations 6/9/92           16 Commenced operations 2/1/94         28 Commenced operations 6/21/95
5 Commenced operations 10/21/93         17 Commenced operations 2/2/94         29 Commenced operations 6/6/95
6 Commenced operations 3/18/93          18 Commenced operations 1/4/94         30 Commenced operations 6/15/95
7 Commenced operations 3/15/93          19 Commenced operations 1/3/94         31 Commenced operations 6/7/95
8 Commenced operations 3/22/93          20 Commenced operations 6/9/94         31 Commenced operations 6/7/95
9 Commenced operations 1/18/94          21 Commenced operations 7/31/94        32 Commenced operations 1/2/96
10 Commenced operations 1/25/94         22 Commenced operations 7/17/94        33 Commenced operations 12/1/95
11 Commenced operations 1/19/94         23 Commenced operations 6/7/94         34 Commenced operations 6/8/95
12 Commenced operations 1/31/97         24 Commenced operations 6/6/94



*Not in operation during period.


PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").


DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Bond, Short-Term U.S. Treasury Securities and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares, Flex Shares and Investor Shares of the Bond, Short-Term U.S. Treasury Securities and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares.


TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Federal Income Tax

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in the Prospectus, the Tax-Exempt Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a Shareholder's gross income for regular Federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% (with a maximum rate of 28%) in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers only. Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax. For tax years beginning after December 31, 1997, the Alternative Minimum Tax is repealed for certain corporations.

Distributions of exempt-interest dividends may result in additional Federal income tax consequences to shareholders in Tax-Exempt Funds. For example, interest on indebtedness incurred by Shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for Federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A Tax-Exempt Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisors before purchasing shares of a Tax-Exempt Fund.

Issuers of bonds purchased by a Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply:
First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

Foreign Taxes

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If any of the International Equity Index, International Equity, and Emerging Markets Equity Funds meets the Distribution Requirement, and if more than 50% of the value of such Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, such Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, each Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' Federal income tax. In no event shall a Shareholder be allowed a foreign tax credit with respect to shares in a Fund if such shares are held by the Shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If any of the three above-mentioned Funds make the election, such Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S.
possessions.

The International Equity Index, International Equity, and Emerging Markets Equity Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by Funds (i.e., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Funds to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.


FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While an Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, an Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the

1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended May 31, 1998, the Funds paid the following brokerage commissions with respect to portfolio transactions:


                        Total $ Amount    Total $ Amount of       Total $          % of Total       % of Total      Total Brokerage
                         of Brokered          Brokerage          Amount of          Brokerage        Brokered       Commissions Paid
                         Transactions      Commissions Paid      Brokerage         Commissions     Transactions        to SFS in
                           Through          in FYE 5/31/98      Commissions          Paid to         Effected       Connection with
                        Affiliates for                            Paid to          Affiliated        Through           Repurchase
                         FYE 5/31/98                           Affiliates in       Brokers in       Affiliated         Agreement
                                                                FYE 5/31/98        FYE 5/31/98       Brokers        Transactions for
          Fund                                                                                     FYE 5/31/98        FYE 5/31/98
--------------------- ------------------  ------------------  ----------------  ----------------- --------------  ------------------
Prime Quality Money
Market Fund

U.S. Government
Securities Money
Market Fund

Tax-Exempt Money
Market Fund

Investment Grade
Bond Fund

Investment Grade Tax-
Exempt Bond Fund

Capital Growth Fund
Value Income Stock
Fund

Short-Term Bond
Fund

Short-Term U.S.
Treasury Securities
Fund

Sunbelt Equity Fund



                         Total $ Amount  Total $ Amount of       Total $          % of Total       % of Total      Total Brokerage
                          of Brokered        Brokerage          Amount of          Brokerage        Brokered       Commissions Paid
                          Transactions    Commissions Paid      Brokerage         Commissions     Transactions        to SFS in
                            Through        in FYE 5/31/98      Commissions          Paid to         Effected       Connection with
                         Affiliates for                          Paid to          Affiliated        Through           Repurchase
                          FYE 5/31/98                         Affiliates in       Brokers in       Affiliated         Agreement
                                                               FYE 5/31/98        FYE 5/31/98       Brokers        Transactions for
          Fund                                                                                    FYE 5/31/98        FYE 5/31/98
---------------------- ----------------- ------------------  ----------------  ----------------- --------------   -----------------
Balanced Fund
Mid-Cap Equity Fund

Florida Tax-Exempt
Bond Fund

Georgia Tax-Exempt
Bond Fund

U.S. Government
Securities Fund

Limited-Term Federal
Mortgage Securities
Fund

Small Cap Equity
Fund

Emerging Markets
Equity Fund

International Equity
Index Fund

International Equity
Fund
---------------------- ----------------- ------------------  ----------------  ----------------- --------------   -----------------
---------------------- ----------------- ------------------  ----------------  ----------------- --------------   -----------------


For the fiscal years ended May 31, 1998, 1997 and 1996, the Funds paid the following brokerage commissions with respect to portfolio transactions:

                                                  Total $ Amount of Brokerage                     Total $ Amount of Brokered
                                                        Commissions Paid                        Commissions Paid to Affiliates
                  Fund
                                                  1997                   1996                    1997                  1996
-----------------------------------          ----------------       -----------------      -------------------   ----------------
Prime Quality Money Market Fund

U.S. Government Securities Money
Market Fund

Tax-Exempt Money Market Fund
Investment Grade Bond Fund


                                                  Total $ Amount of Brokerage                     Total $ Amount of Brokered
                                                        Commissions Paid                        Commissions Paid to Affiliates
                  Fund                            1997                   1996                    1997                    1996
----------------------------------------       -------------     ----------------            --------------        -----------------
Investment Grade Tax-Exempt Bond Fund

Short-Term Bond Fund

Short-Term U.S. Treasury Securities Fund

Florida Tax-Exempt Bond Fund

Georgia Tax-Exempt Bond Fund

U.S. Government Securities Fund

Limited-Term Federal Mortgage Securities Fund

Capital Growth Fund

Sunbelt Equity Fund

Value Income Stock Fund

Mid-Cap Equity Fund

Balanced Fund

Small Cap Equity Fund

Emerging Markets Equity Fund

International Equity Index Fund

International Equity Fund
-----------------------------------------  ---------------------  ---------------------  ---------------------  --------------------

*Not in operation during the period.

For the fiscal years ended May 31, 1998 and 1997, the portfolio turnover rate for each of the non-money market Funds was as follows:

                                                                                    Turnover Rate
                                                                     -------------------------------------------
                 Fund                                                      1998                       1997
-------------------------------------------                          ------------------        -----------------
Investment Grade Bond Fund                                                                            298%

Investment Grade Tax-Exempt Bond Fund                                                                 489%

Short-Term U.S. Treasury Securities Fund                                                               93%

Short-Term Bond Fund                                                                                  118%


                                                                                    Turnover Rate
                                                                     -------------------------------------------
                 Fund                                                      1998                       1997
-------------------------------------------                          ------------------        -----------------
U.S. Government Securities Fund                                                                         21%

Limited-Term Federal Mortgage Securities Fund                                                          133%

Florida Tax-Exempt Bond Fund                                                                           135%

Georgia Tax-Exempt Bond Fund                                                                            15%

Capital Growth Fund                                                                                    141%

Value Income Stock Fund                                                                                105%

Mid-Cap Equity Fund                                                                                    152%

Balanced Fund                                                                                          197%

Sunbelt Equity Fund                                                                                     72%

Emerging Markets Equity                                                                                 24%

International Equity Fund                                                                              139%

International Equity Index Fund                                                                         2%
-------------------------------------------                          ------------------        -----------------

*Not in operation during the period.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

5% AND 25% SHAREHOLDERS

As of July 14, 1998, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.

TRUST SHARES


               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------
Prime Quality Money Market Fund     SunTrust Bank, Atlanta                  1,609,356,679.020                    94.99
                                    P.O. Box 105504
                                    Atlanta, GA 30348

US Government Securities Money      SunTrust Bank, Atlanta                   325,412,698.650                     97.67
Market Fund                         P.O. Box 105504
                                    Atlanta, GA 30348

Tax Exempt Money Market Fund        SunTrust Bank, Atlanta                   511,730,988.060                    100.00
                                    P.O. Box 105504
                                    Atlanta, GA 30348

Investment Grade Bond Fund          Trustman                                  49,952,014.275                     67.29
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  16,189,007.837                     21.81
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  4,796,379.599                      6.46
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Investment Grade Tax Exempt         Trustman                                  7,778,515.440                      60.93
Bond Fund                           Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  3,145,851.016                      24.64
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  1,842,376.829                      14.43
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Capital Growth Fund                 Trustman                                  60,428,509.341                     64.85
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870




               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------

                                    Trustman                                  19,249,301.684                     20.66
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Value Income Stock Fund             Trustman                                  73,908,310.191                     60.34
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  28,900,428.203                     23.60
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Short-Term U.S. Treasury            Trustman                                  2,135,263.630                      44.91
Securities Fund                     Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  1,809,873.671                      38.07
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                   697,950.907                       14.68
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Short-Term Bond Fund                Trustman                                  5,597,859.576                      45.13
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  5,510,881.475                      44.42
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Sunbelt Equity Fund                 Trustman                                  16,558,968.368                     59.48
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  6,596,438.825                      23.69
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  1,439,008.331                      5.17
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870




               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------
Mid-Cap Equity Fund                 Trustman                                  12,940,561.465                     53.72
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  9,033,341.051                      37.50
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Balanced Fund                       Trustman                                  9,085,673.015                      63.09
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Florida Tax-Exempt Bond Fund        Trustman                                  6,210,155.500                      70.01
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  1,657,401.093                      18.68
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  1,003,322.930                      11.31
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Georgia Tax-Exempt Bond Fund        Trustman                                  3,233,025.424                      47.88
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  2,531,185.346                      37.49
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                   987,710.942                       14.63
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

International Equity Index Fund     Trustman                                  3,423,005.906                      80.81
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                   317,819.726                       7.50
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870




               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------
International Equity Fund           Trustman                                  25,113,006.213                     59.19
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  14,120,157.945                     33.28
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  2,443,377.267                      5.76
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

U.S. Government Securities Fund     Trustman                                  1,630,225.728                      48.73
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                   920,281.854                       27.51
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                   765,646.506                       22.89
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Limited Term Federal Mortgage       Trustman                                  8,568,251.366                      63.42
Securities Fund                     Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  4,259,794.585                      31.53
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Emerging Markets Equity Fund        Trustman                                  3,192,092.592                      84.58
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                   523,921.957                       13.88
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Small Cap Equity Fund               Trustman                                  17,708,443.010                     58.94
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                                  9,873,263.085                      32.86
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

INVESTOR SHARES
---------------



               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------
Prime Quality Money Market          BHC Securities Inc                       390,278,936.760                     87.15
Fund                                Attn:  Cash Sweeps Dept.
                                    2005 Market Street
                                    One Commerce Square, 11th
                                    Floor
                                    Philadelphia, PA  19103-7042

U.S. Government Securities          BHC Securities Inc                        28,641,582.200                     50.73
Money Market Fund                   Attn:  Cash Sweeps Dept.
                                    2005 Market Street
                                    One Commerce Square, 11th
                                    Floor
                                    Philadelphia, PA  19103-7042

                                    Akerman, Senterfitt & Eidson              4,592,405.150                       8.13
                                    Attorney Account
                                    P.O. Box 231
                                    Orlando, FL  32802-0231

Tax Exempt Money Market Fund        BHC Securities Inc                       101,481,993.560                     71.96
                                    Attn:  Cash Sweeps Dept.
                                    2005 Market Street
                                    One Commerce Square, 11th
                                    Floor
                                    Philadelphia, PA 19103-7042

                                    STCM                                      14,275,000.000                     10.12
                                    Omnibus Account
                                    P.O. Box 4418, Ctr.3910
                                    Atlanta, GA 30302-4418

Investment Grade Bond Fund          BHC Securities Inc.                       1,641,162.068                      53.64
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square,
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

Investment Grade Tax-Exempt         BHC Securities Inc.                        744,706.225                       30.51
Bond Fund                           Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

Capital Growth Fund                 BHC Securities Inc.                       6,801,975.339                      41.43
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042



               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------
Value Income Stock Fund             BHC Securities Inc.                       8,556,241.295                      56.25
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

Short-Term U.S. Treasury            BHC Securities Inc.                        108,166.820                       39.37
Securities Fund                     Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                    Clarence A. Rittenhouse &                   64,212.090                       23.37
                                    Margaret S. Rittenhouse
                                    JT WROS
                                    12993 Lampadaire Drive
                                    Creve Coeur, MO 63141-7361

                                    International Investment                    49,768.123                       18.11
                                     Conference Inc.
                                    Attn:  Sandy Lawrence
                                    6310 Sunset Drive
                                    Miami, FL 33143-4823

Short-Term Bond Fund                BHC Securities Inc.                        131,806.543                       70.21
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA  19103-7042

                                    Bartow Memorial Hospital                    12,744.755                        6.79
                                    Foundation Inc.
                                    1239 East Main Street
                                    Bartow, FL  33830-5005

Sunbelt Equity Fund                 BHC Securities Inc.                       1,163,757.889                      55.49
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

Mid-Cap Equity Fund                 BHC Securities Inc.                       1,244,190.233                      69.06
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

Balanced Fund                       BHC Securities Inc.                        389,831.548                       60.08
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA  19103-7042



               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------
Florida Tax-Exempt Bond Fund        BHC Securities Inc.                         99,392.323                       31.95
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                    Dexter Hawks &                              33,203.647                       10.67
                                    Joanne Hawks JT WROS
                                    26 Sea Lane - Cornfield Point
                                    Old Saybrook, CT 06745-1923

                                    Mildred Meinhart Rast                       31,192.296                       10.03
                                    821 Lake Port Boulevard
                                    Apt. #A404
                                    Leesburg, FL 34748-7698

Georgia Tax-Exempt Bond Fund        BHC Securities Inc.                        212,520.534                       58.09
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                    Patrick J. Doran &                          30,574.457                        8.36
                                    Norma R. Doran JTTEN
                                    2024 Fisher Trail NE
                                    Atlanta, GA 30345-3429

International Equity Index Fund     BHC Securities Inc.                        343,691.086                       65.13
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                    Community First National                    35,525.557                        6.73
                                    Bank
                                    RPO Tyler 401(k) RSP
                                    Attn:  Kathy Lindstrom
                                    Main At Broadway
                                    Fargo, ND  58103-1906

International Equity Fund           BHC Securities Inc.                        892,500.100                       75.33
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

U.S. Government Securities Fund     BHC Securities, Inc.                       291,194.746                       95.95
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042




               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------

Limited-Term Federal Mortgage       BHC Securities Inc.                        232,245.669                       88.43
Securities Fund                     Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042


FLEX SHARES
-----------



               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------
Short-Term U.S. Treasury            BHC Securities Inc.                         16,061.583                        11.10
Securities Fund                     FAO 21558256
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                    BHC Securities Inc.                         11,296.628                        7.81
                                    FAO 20216122
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                    BHC Securities Inc.                          7,717.534                        5.34
                                    FAO 21180400
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                    BHC Securities Inc.                          7,473.131                        5.17
                                    FAO 20834830
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

Short-Term Bond Fund                BHC Securities Inc.                         22,672.641                        13.51
                                    FAO 21549889
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                    BHC Securities Inc.                          9,569.326                        5.70
                                    FAO 21180400
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042




               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------
                                    BHC Securities Inc.                          8,452.666                        5.04
                                    FAO 21107805
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

Florida Tax-Exempt Bond Fund        BHC Securities, Inc.                        49,928.948                        5.39
                                    FAO 20951046
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA  19103-7042

                                    BHC Securities Inc.                         149,253.731                       16.10
                                    FAO 20439207
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

Georgia Tax-Exempt Bond Fund        BHC Securities Inc.                         70,097.430                        8.27
                                    FAO 21141197
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

International Equity Index Fund     BHC Securities Inc.                         28,461.638                        26.79
                                    FAO 20519082
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                    BHC Securities, Inc.                         5,833.097                        5.49
                                    FAO 21119083
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA  19103-7042

                                    BHC Securities, Inc.                         5,550.052                        5.22
                                    FAO 21549889
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA  19103-7042

U.S. Government Securities Fund     BHC Securities, Inc.                        23,786.547                        5.88
                                    FAO 21180443
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA  19103-7042



               FUND                        NAME AND ADDRESS                  NUMBER OF SHARES                 % OF CLASS
               ----                        ----------------                  ----------------                 ----------
Limited-Term Federal Mortgage       BHC Securities Inc.                         11,124.956                        7.24
Securities Fund                     FAO 21838525
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

EXPERTS
-------

The financial statements as of May 31, 1998 have been audited by _________________, Independent Public Accountants, as indicated in their report dated July ___, 1998 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                  STI CLASSIC FUNDS
                              PART C:  OTHER INFORMATION
                           Post-Effective Amendment No. 24



Item 23.   Exhibits:


(a) Declaration of Trust--originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b)(1) By-Laws--originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000912057-96-015938 on July 31, 1996.



(b)(2) Amended By-Laws--incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0001047469-98-027407 on July 15, 1998.



(c)       Not applicable.

(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc.--as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(2) Investment Advisory Agreement with American National Bank and Trust Company--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A.--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.



(d)(4) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta)--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and filed herewith.





(e) Distribution Agreement--incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000912057-96-021336 on September 27, 1996.

(f)       Not applicable.

(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994--originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to
          Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Custodian Agreement with the Bank of California--incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.


(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997--incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994--originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995--originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.



(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation--incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No.
          0000912057-97-032207 on September 30, 1997.





(i) Opinion and Consent of Counsel--originally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.



(j)       Not applicable

(k)       Not applicable.

(l)       Not applicable.

(m)(1)    Distribution Plan - Investor Class--incorporated by reference to
          Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995--originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(n)       Not applicable.



(o) Rule 18f-3 Plan--incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0001047469-98-027407 on July 15, 1998.





(p)       Powers of Attorney   filed herewith.




Item 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


                                 Name of                       Connection with
          Name                  Other Company                   Other Company
          ----                  -------------                  ---------------

STI Capital Management, N.A.

E. Jenner Wood III             --                                --
Director

Hunting F. Deutsch             --                                --
Director

Anthony R. Gray                --                                --
Chairman & Chief
  Investment Officer
James R. Wood                  --                                --
President

Daniel Jaworski                --                                --
Senior Vice President

Elliott A. Perny               --                                --
Executive Vice President
  & Chief Portfolio Manager

Stuart F. Van Arsdale          --                                --
Senior Vice President

Jonathan D. Rich               --                                --
Director

Robert Buhrmann                --                                --
Senior Vice President

Larry M. Cole                  --                                --
Senior Vice President

L. Earl Denney                 --                                --
Executive Vice President

Thomas A. Edgar                --                                --
Senior Vice President




                                 Name of                       Connection with
          Name                  Other Company                   Other Company
          ----                  -------------                  ---------------


Daniel G. Shannon              --                                --
Senior Vice President

Ronald Schwartz                --                                --
Senior Vice President

Ryan R. Burrow                 Catalina Lighting            Director/25% owner
Senior Vice President

Mills A. Riddick               --                                --
Senior Vice President

Christopher A. Jones           --                                --
Senior Vice President

David E. West                  --                                --
Vice President


Trusco Capital Management, Inc.

The list required by this Item 28 of officers and directors of Trusco Capital Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Trusco Capital Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-23163).



SunTrust Bank, Atlanta

Gaylord O. Coan               Gold Kist, Inc.               President & CEO
Director Hindsight Corp.                                    Director

A.D. Correll                  Georgia-Pacific Corporation   President & CEO
Director

R.W. Courts, II               Atlantic Realty Company       President
Director

Ronald S. Crowding            --                                 --

A.W. Dahlberg                 The Southern Company          President
Director

William W. Gaston             Gaston & Gaston               General Partner
Director                      Gaston Development Co., Inc.  President

Charles B. Ginden             --                                 --
Director



                                 Name of                       Connection with
          Name               Other Company                   Other Company
          ----               -------------                  ---------------

Roberto C. Goizueta        The Coca-Cola Company            Chairman of the
Director                                                    Board

Edward P. Gould            Trust Company of Georgia         Chairman of the
Director                                                    Board

T. Marshall Hahn, Jr.      Georgia-Pacific                  Honorary Chairman
Director                   Corporation

Jesse Hill, Jr.            Atlanta Life Insurance           President
Director                                                    Company

L. Phillip Humann          SunTrust Banks, Inc.             President & Director
                           Services Resources               Treasurer
                           Corporation

William B. Johnson         The Ritz Carlton Hotel           Chairman of the
Director Company           Board

Hicks J. Lanier            Oxford Industries, Inc.          Chairman of the
                                                            Board Director
                                                            & President
                           Pinehill Development Co.         30% owner

Joseph L. Lanier, Jr.      Dan River, Inc.                  Chairman of the
Director                                                    Board
                           Braelan Group                    Chairman

Robert R. Long             Trust Company Bank               President
Director

Arthur L. Montgomery            --                               --
Director

H.G. Patillo               Patillo Construction             Chairman of the
Director                   Company                          Board

Larry L. Prince            Genuine Parts Company            Chairman of the
Director                                                    Board

R. Randall Rollins         Rollins, Inc.                    Chairman of the
Director                                                    Board
                           Lor, Inc.                        Director
                           Maran, Inc.                      Director
                           Gutterworld, Inc.                Director
                           Dabora, Inc.                     Director & Secretary
                           Simpson, Nance & Graham          Director
                           Auto Parts Wholesale, Inc.       Director
                           Global Expanded Metal, Inc.      Director
                           Rollins Holding Co.              Director
                           Rol, Ltd.                        Partner




                                 Name of                       Connection with
          Name                  Other Company                   Other Company
          ----                  -------------                  ---------------

                           Rollins Investment Fund          Partner
                           Energy Partners                  Partner
                           Petro Partnership                Partner
                           The Piedmont Investment Group    Director
                           WRG, Ltd.                        Partner
                           Rollins, Inc.                    Chairman
                           RPC Energy Services, Inc.        Chairman
                           The Mul Company                  Partner
                           Bugvac, Inc.                     Director
                           Omnitron Int'l, Inc.             Director
                           MRG, Ltd.                        Partner

Robert W. Scherer               --                               --
Director

Charles R. Shufeldt             --                               --
Executive Vice President

Donald Wayne Thurmond           --                               --
Senior Vice President

James B. Williams          SunTrust Banks, Inc.             Chairman of the
Director                                                    Board

Gerald T. Adams                 --                               --
Senior Vice President

James R. Albach                 --                               --
Group Vice President

Virginia D. Anderson            --                               --
Assistant Vice President

Christina Bird                  --                               --
First Vice President

Edward Burgess                  --                               --
Vice President

Gay Cash                        --                               --
Vice President

Krista Lee Cosgrove             --                               --
Trust Officer

Mark Elam                       --                               --
Vice President




                                 Name of                       Connection with
          Name                  Other Company                   Other Company
          ----                  -------------                  ---------------


Joseph B. Foley, Jr.            --                               --
First Vice President

Thomas R. Frisbie               --                               --
Group Vice President

Molly Guenther                  --                               --
Assistant Vice President

Benjamin S. Harris              --                               --
Vice President

Jethro H. Irby, III             --                               --
First Vice President

V. Jere Koser                   --                               --
Group Vice President

Richard A. Makepeace            --                               --
Assistant Vice President

Sally S. McKinley               --                               --
Assistant Vice President

James B. Murphy, III            --                               --
Vice President

James E. Russell                --                               --
Vice President

Mark Stancil                    --                               --
Assistant Vice President

David E. Thompson               --                               --
Vice President

Charles C. Watson               --                               --
Group Vice President



Item 27.   Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


     SEI Daily Income Trust                            July 15, 1982
     SEI Liquid Asset Trust                            November 29, 1982
     SEI Tax Exempt Trust                              December 3, 1982
     SEI Index Funds                                   July 10, 1985
     SEI Institutional Managed Trust                   January 22, 1987
     SEI International Trust                           August 30, 1988
     The Advisors' Inner Circle Fund                   November 14, 1991
     The Pillar Funds                                  February 28, 1992
     CUFUND                                            May 1, 1992
     CoreFunds, Inc.                                   October 30, 1992
     First American Funds, Inc.                        November 1, 1992
     First American Investment Funds, Inc.             November 1, 1992
     The Arbor Fund                                    January 28, 1993
     Boston 1784 Funds-Registered Trademark-           June 1, 1993
     The PBHG Funds, Inc.                              July 16, 1993
     Marquis Funds-Registered Trademark-               August 17, 1993
     Morgan Grenfell Investment Trust                  January 3, 1994
     The Achievement Funds Trust                       December 27, 1994
     Bishop Street Funds                               January 27, 1995
     CrestFunds, Inc.                                  March 1, 1995
     STI Classic Variable Trust                        August 18, 1995
     ARK Funds                                         November 1, 1995
     Monitor Funds                                     January 11, 1996
     FMB Funds, Inc.                                   March 1, 1996
     SEI Asset Allocation Trust                        April 1, 1996




     TIP Funds                                         April 28, 1996
     SEI Institutional Investments Trust               June 14, 1996
     First American Strategy Funds, Inc.               October 1, 1996
     HighMark Funds                                    February 15, 1997
     Armada Funds                                      March 8, 1997
     PBHG Insurance Series Fund, Inc.                  April 1, 1997
     The Expedition Funds                              June 9, 1997
     TIP Institutional Funds                           January 1, 1998
     Oak Associates Funds                              February 27, 1998
     The Nevis Funds                                   June 29, 1998




     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.




                             Position and Office           Positions and Offices
Name                         with Underwriter                with Registrant
----                         -------------------           ---------------------

Alfred P. West, Jr.      Director, Chairman of the Board
                           of Directors                          --
Henry H. Greer           Director                                --
Carmen V. Romeo          Director                                --
Mark J. Held             President & Chief Operating
                           Officer                               --
Gilbert L. Beebower      Executive Vice President                --
Richard B. Lieb          Executive Vice President                --
Dennis J. McGonigle      Executive Vice President                --
Robert M. Silvestri      Chief Financial Officer &
                           Treasurer                             --
Leo J. Dolan, Jr.        Senior Vice President                   --
Carl A. Guarino          Senior Vice President                   --
Larry Hutchison          Senior Vice President                   --
Jack May                 Senior Vice President                   --
Hartland J. McKeown      Senior Vice President                   --
Barbara J. Moore         Senior Vice President                   --
Kevin P. Robins          Senior Vice President & General    Vice President &
                           Counsel                           Assistant Secretary
Patrick K. Walsh         Senior Vice President                   --
Robert Aller             Vice President                          --
Gordon W. Carpenter      Vice President                          --
Todd Cipperman           Vice President & Assistant         Vice President &
                           Secretary                         Assistant Secretary
S. Courtney E. Collier   Vice President & Assistant              --
                           Secretary
Robert Crudup            Vice President & Managing
                           Director                              --
Barbara Doyne            Vice President                          --
Jeff Drennen             Vice President                          --
Vic Galef                Vice President & Managing               --
                           Director
Lydia A. Gavalis         Vice President & Assistant         Vice President &
                           Secretary                         Assistant Secretary
Greg Gettinger           Vice President & Assistant
                           Secretary                             --




                             Position and Office           Positions and Offices
Name                         with Underwriter                with Registrant
----                         -------------------           ---------------------

Kathy Heilig             Vice President                     Vice President &
                                                             Assistant Secretary
Jeff Jacobs              Vice President                          --
Samuel King              Vice President                          --
Kim Kirk                 Vice President & Managing               --
                           Director
John Krzeminski          Vice President & Managing               --
                           Director
Carolyn McLaurin         Vice President & Managing               --
                           Director
W. Kelso Morrill         Vice President                          --
Mark Nagle               Vice President                     President & Chief
                                                            Executive Officer
Joanne Nelson            Vice President                          --
Joseph M. O'Donnell      Vice President & Assistant         Vice President &
                           Secretary                         Assistant Secretary
Sandra K. Orlow          Vice President & Secretary         Vice President &
                                                             Assistant Secretary
Cynthia M. Parrish       Vice President & Assistant
                           Secretary                             --
Kim Rainey               Vice President                          --
Rob Redican              Vice President                          --
Maria Rinehart           Vice President                          --
Mark Samuels             Vice President & Managing               --
                           Director
Steve Smith              Vice President                          --
Daniel Spaventa          Vice President                          --
Kathryn L. Stanton       Vice President & Assistant         Vice President &
                           Secretary                         Assistant Secretary
Lynda J. Striegel        Vice President & Assistant         Vice President &
                           Secretary                         Assistant Secretary
Lori L. White            Vice President & Assistant
                           Secretary                             --
Wayne M. Withrow         Vice President & Managing
                           Director                              --


Item 28.   Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

     Trust Company Bank
     Park Place
     P.O. Box 105504
     Atlanta, Georgia  30348

     Bank of New York
     One Wall Street
     New York, New York
     (International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

     SEI Investments Mutual Funds Services
     One Freedom Valley Road
     Oaks, Pennsylvania  19456


(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

     STI Capital Management, N.A.
     P.O. Box 3808
     Orlando, Florida  32802

     Trusco Capital Management
     50 Hurt Plaza, Suite 1400
     Atlanta, Georgia  30303

     SunTrust Bank, Atlanta
     25 Park Place
     Atlanta, Georgia  30303

Item 29.   Management Services:  None.

Item 30.   Undertakings:  None.



                                        NOTICE


A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                      SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 24 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of July, 1998.



                         By:  /s/ Mark Nagle
                              --------------------------------------------
                              Mark Nagle, President and Chief Executive Officer


     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.



          *                        Trustee                       July 29, 1998
------------------------------
     F. Wendell Gooch

          *                        Trustee                       July 29, 1998
------------------------------
     Daniel S. Goodrum

          *                        Trustee                       July 29, 1998
------------------------------
     Jesse S. Hall

          *                        Trustee                       July 29, 1998
------------------------------
     Wilton Looney

          *                        Trustee                       July 29, 1998
------------------------------
     Champney A. McNair

          *                        Trustee                       July 29, 1998
------------------------------
     T. Gordy Germany

          *                        Trustee                       July 29, 1998
------------------------------
     Bernard F. Sliger

          *                        Trustee                       July 29, 1998
------------------------------
     Jonathan T. Walton

          *                        Trustee                       July 29, 1998
------------------------------
     William H. Cammack

          *                         Controller, Treasurer &       July 29, 1998
------------------------------     Chief Financial Officer
     Carol Rooney

     /s/ Mark Nagle                President & Chief             July 29, 1998
------------------------------     Executive Officer
     Mark Nagle



*  By:    /s/ Kevin P. Robins
          -------------------------------------
          Kevin P. Robins, As Power of Attorney

                                    EXHIBIT INDEX


Number         Exhibit

EX-99.A        Declaration of Trust   originally filed with Registrant's
               Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.B1       By-Laws   originally filed with Registrant's Pre-Effective
               Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.


EX-99.B2 Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.


EX-99.C        Not applicable.

EX-99.D1       Revised Investment Advisory Agreement with Trusco Capital
               Management, Inc.   as originally filed with Registrant's
               Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D2       Investment Advisory Agreement with American National Bank and
               Trust Company   as originally filed with Registrant's
               Post-Effective Amendment No. 6 filed October 22, 1993 and as
               Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D3       Investment Advisory Agreement with Sun Bank Capital Management,
               National Association (now STI Capital Management, N.A.   as
               originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.


EX-99.D4       Investment Advisory Agreement with Trust Company Bank (now
               SunTrust Bank, Atlanta)   as originally filed with Registrant's
               Post-Effective Amendment No. 6 filed October 22, 1993 and filed herewith.


EX-99.E        Distribution Agreement   incorporated by reference to Exhibit 6
               of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

EX-99.F        Not applicable.

EX-99.G1       Custodian Agreement with Trust Company Bank dated February 1,
               1994   originally filed with Registrant's Post-Effective
               Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.G2       Custodian Agreement with the Bank of California   incorporated by
               reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.G3 Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May
               6, 1997    incorporated by reference to Exhibit 8(d) of
               Post-Effective Amendment No. 21 to the Registrant's Registration

               Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

EX-99.H1       Transfer Agent Agreement with Federated Services Company dated
               May 14, 1994    originally filed with Post-Effective Amendment
               No. 9 filed September 22, 1994 and incorporated by reference to
               Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.H2       Administration Agreement with SEI Financial Management
               Corporation dated May 29, 1995    originally filed with
               Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.


EX-99.H3 Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management
               Corporation   incorporated by reference to Exhibit 9(b) of
               Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.




EX-99.I        Opinion and Consent of Counsel   originally filed with
               Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.


EX-99.J        Not applicable.

EX-99.K        Not applicable.

EX-99.L        Not applicable.

EX-99.M1       Distribution Plan - Investor Class   incorporated by reference to
               Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

EX-99.M2       Distribution and Service Agreement relating to Flex Shares dated
               May 29, 1995    originally filed with Post-Effective Amendment
               No. 12 filed August 17, 1995 and incorporated by reference to
               Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.N        Not applicable



EX-99.O        Rule 18f-3 Plan   incorporated by reference to Exhibit (i) of
               Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.




EX-99.P        Powers of Attorney   filed herewith



                                         C-15